UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30

Date of reporting period: 6/30/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 91.9%

ARGENTINA - 0.6%
Grupo Supervielle S.A. (DR)	485,280	$8,774

BRAZIL - 11.8%
Cielo S.A.	5,660,420	42,032
Hypermarcas S.A.	3,658,200	30,698
Kroton Educacional S.A.	13,331,700	59,839
Lojas Renner S.A.	910,764	7,527
Qualicorp S.A.	2,929,900	25,382

		165,478

CHINA - 19.7%
Alibaba Group Holding Ltd. (DR) (1)	412,325	58,097
Baidu, Inc. (DR) (1)	128,124	22,916
Hangzhou Hikvision Digital Technology Co., Ltd.	4,457,773	21,238
Kweichow Moutai Co., Ltd., Class A	403,089	28,052
Shanghai International Airport Co., Ltd., Class A	7,075,386	38,917
Sinopharm Group Co., Ltd., Class H	9,652,100	43,640
Tencent Holdings Ltd.	1,180,000	42,198
Yum China Holdings, Inc. (1)	522,969	20,621

		275,679

EGYPT - 0.3%
Commercial International Bank Egypt S.A.E. (2)	775,013	3,418

FRANCE - 0.6%
LVMH Moet Hennessy Louis Vuitton SE	35,357	8,815

HONG KONG - 6.0%
AIA Group Ltd.	8,249,100	60,277
Sands China Ltd.	5,297,300	24,256

		84,533

INDIA - 9.4%
Bharti Infratel Ltd.	2,867,694	16,593
Dish TV India Ltd. (1)	26,613,343	32,897
Eicher Motors Ltd. (1)	34,105	14,251
HDFC Bank Ltd. (DR)	449,564	39,099
PVR Ltd.	672,084	14,640
UPL Ltd.	1,109,850	14,475

		131,955

INDONESIA - 2.8%
Matahari Department Store Tbk PT (2)	14,799,000	15,724
Media Nusantara Citra Tbk PT (2)	59,203,400	8,176
Sarana Menara Nusantara Tbk PT (2)	26,890,300	7,627
Surya Citra Media Tbk PT (2)	36,960,500	7,173

		38,700

KOREA - 0.5%
Cosmax, Inc.	74,297	7,468

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

MALAYSIA - 0.4%
My EG Services Bhd	11,163,300	5,695

MEXICO - 3.7%
Banco del Bajio S.A. (1)	5,140,000	9,040
Grupo Televisa S.A.B. (DR)	1,737,284	42,338

		51,378

NETHERLANDS - 1.7%
Unilever N.V. (DR)	426,171	23,520

PANAMA - 0.8%
Copa Holdings S.A., Class A (3)	100,646	11,775

PERU - 1.7%
Credicorp Ltd.	133,808	24,004

PHILIPPINES - 1.0%
Puregold Price Club, Inc.	16,241,300	14,339

RUSSIA - 8.2%
Magnit PJSC (DR)	1,715,566	58,329
Sberbank of Russia PJSC (DR)	3,035,748	31,420
Yandex N.V., Class A (1)	974,763	25,578

		115,327

SAUDI ARABIA - 0.4%
Al Tayyar Travel Group, Equity-Linked Security (1)(2)(3)(4)(5)	746,956	6,153

SOUTH AFRICA - 2.3%
Mr Price Group Ltd.	2,139,682	25,514
Pioneer Foods Group Ltd.	683,185	7,074

		32,588

TAIWAN - 0.6%
Largan Precision Co., Ltd.	53,550	8,538

THAILAND - 1.7%
Siam Commercial Bank PCL (2)	5,304,700	24,283

UNITED ARAB EMIRATES - 1.9%
Emaar Properties PJSC (2)	12,328,072	25,993

UNITED KINGDOM - 3.2%
Reckitt Benckiser Group plc	435,760	44,178

UNITED STATES - 12.6%
China Biologic Products, Inc. (1)	417,159	47,181
Delphi Automotive plc	147,958	12,968
EPAM Systems, Inc. (1)	130,822	11,001
Facebook, Inc., Class A (1)	278,710	42,079
Kansas City Southern	136,379	14,272
MercadoLibre, Inc.	52,531	13,179
NIKE, Inc., Class B	240,706	14,202
Visa, Inc., Class A	237,649	22,287

		177,169

Total common stocks and equity-linked security (Cost $1,052,333)		1,289,760

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.12%, dated 6/30/17, due 7/3/17, maturity value $110,045 (Cost $110,044)(6)	$110,044	$110,044

Total investments - 99.7% (Cost $1,162,377)		1,399,804

Other assets less liabilities - 0.3%		3,696

Total net assets - 100.0%(7)		$1,403,500

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $98,547, or 7.1% of total net assets.

(3)	Non-voting shares.
(4)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(5)	Security is restricted. The security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Al Tayyar Travel Group	7/9/2015-2/28/2017	$6,850	$6,153	0.4%

(6)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.000%	11/15/2044	$112,246

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION - June 30, 2017

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$300,843	21.5%
Consumer Staples	182,960	13.1
Financials	200,315	14.3
Health Care	146,901	10.5
Industrials	79,215	5.7
Information Technology	314,838	22.5
Materials	14,475	1.0
Real Estate	25,993	1.8
Telecommunication Services	24,220	1.7
Short-term investments	110,044	7.9

Total investments	$1,399,804	100.0%

TRADING CURRENCIES - June 30, 2017

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$165,478	11.8%
British pound	44,178	3.2
Chinese yuan renminbi offshore	88,207	6.3
Egyptian pound	3,418	0.2
Euro	32,335	2.3
Hong Kong dollar	170,371	12.2
Indian rupee	92,856	6.6
Indonesian rupiah	38,700	2.8
Korean won	7,468	0.5
Malaysian ringgit	5,695	0.4
Mexican peso	9,040	0.7
Philippine peso	14,339	1.0
South African rand	32,588	2.3
New Taiwan dollar	8,538	0.6
Thai baht	24,283	1.7
U.S. dollar	636,317	45.5
UAE dirham	25,993	1.9

Total investments	$1,399,804	100.0%

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 85.9%

ARGENTINA - 3.0%
Grupo Supervielle S.A. (DR)	39,662	$717
YPF S.A. (DR)	31,554	691

		1,408

BRAZIL - 5.6%
Cosan S.A. Industria e Comercio	20,500	214
CVC Brasil Operadora e Agencia de Viagens S.A.	38,463	376
GAEC Educacao S.A.	60,300	298
Hypermarcas S.A.	43,038	361
Linx S.A.	81,300	438
Petroleo Brasileiro S.A. (1)	95,089	379
Vale S.A.	65,613	575

		2,641

CHILE - 1.6%
Empresa Nacional de Telecomunicaciones S.A.	23,006	250
SACI Falabella	64,053	526

		776

CHINA - 17.9%
Ajisen China Holdings Ltd.	584,913	236
Alibaba Group Holding Ltd. (DR) (1)	16,754	2,361
Baidu, Inc. (DR) (1)	4,360	780
China High Precision Automation Group Ltd. (1)(2)(3)	9,066,000	—
China Life Insurance Co., Ltd., Class H	166,800	509
China Petroleum & Chemical Corp., Class H	671,453	524
China Traditional Chinese Medicine Holdings Co., Ltd.	590,000	340
Digital China Holdings Ltd. (1)	523,460	403
GOME Electrical Appliances Holding Ltd.	1,639,288	202
Noah Holdings Ltd. (DR) (1)	21,609	619
Sino Biopharmaceutical Ltd.	845,000	747
Sinopharm Group Co., Ltd., Class H	127,700	577
Sinotrans Ltd., Class H	565,341	290
Wisdom Sports Group (1)	849,839	148
Zhuzhou CRRC Times Electric Co., Ltd., Class H	145,615	714

		8,450

CZECH REPUBLIC - 1.0%
Moneta Money Bank AS	138,996	466

GERMANY - 0.4%
Rocket Internet SE (1)	9,684	208

GREECE - 0.8%
JUMBO S.A.	21,116	386

HONG KONG - 1.3%
AIA Group Ltd.	83,065	607

INDIA - 6.9%
Dr Reddy’s Laboratories Ltd.	2,751	114

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

Godrej Consumer Products Ltd.	12,830	193
Godrej Consumer Products Ltd., Bonus Shares (1)(3)	12,830	193
Havells India Ltd.	50,706	362
ICICI Bank Ltd.	196,324	881
Kajaria Ceramics Ltd.	42,468	435
Reliance Industries Ltd. (1)	38,581	825
Westlife Development Ltd. (1)	68,647	234

		3,237

INDONESIA - 4.3%
Astra International Tbk PT (3)	819,170	547
Bank Rakyat Indonesia Persero Tbk PT (3)	454,700	519
Cikarang Listrindo Tbk PT (3)	3,175,500	286
Hanjaya Mandala Sampoerna Tbk PT (3)	665,250	192
Indofood CBP Sukses Makmur Tbk PT (3)	703,300	464

		2,008

KAZAKHSTAN - 0.4%
KCell JSC (DR)	52,986	196

KENYA - 1.1%
Equity Group Holdings Ltd.	1,392,800	507

KOREA - 7.1%
Hanssem Co., Ltd.	1,353	218
KB Financial Group, Inc.	8,623	435
Kia Motors Corp.	13,440	449
Korea Electric Power Corp.	6,195	221
LG Chem Ltd.	1,629	414
Medy-Tox, Inc.	570	279
Naver Corp.	519	380
Samsung Biologics Co., Ltd. (1)	2,172	554
Shinhan Financial Group Co., Ltd.	9,885	426

		3,376

MALAYSIA - 0.7%
AirAsia BHD	458,600	347

MEXICO - 3.2%
Alsea S.A.B. de C.V.	117,152	444
Cemex S.A.B. de C.V., UNIT (1)	736,318	693
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A (1)	246,500	361

		1,498

PERU - 1.4%
Credicorp Ltd.	2,566	460
Grana y Montero S.A.A. (DR) (1)	61,778	202

		662

POLAND - 1.7%
Dino Polska S.A. (1)	30,329	384
Warsaw Stock Exchange	32,595	429

		813

RUSSIA - 4.4%
Detsky Mir PJSC	327,136	521
Lukoil PJSC (DR)	11,193	545

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

Magnit PJSC (3)	1,921	299
MMC Norilsk Nickel PJSC (DR)	27,508	380
Yandex N.V., Class A (1)	12,545	329

		2,074

SOUTH AFRICA - 4.9%
FirstRand Ltd.	163,819	590
Foschini Group Ltd.	52,834	554
Naspers Ltd., Class N	5,920	1,152

		2,296

SWITZERLAND - 0.7%
Dufry AG (1)	2,173	356

TAIWAN - 10.3%
E Ink Holdings, Inc.	269,000	250
Hon Hai Precision Industry Co., Ltd.	270,508	1,040
MediaTek, Inc. (1)	55,794	478
Sunny Friend Environmental Technology Co., Ltd.	121,000	625
Taiwan Semiconductor Manufacturing Co., Ltd.	357,647	2,451

		4,844

THAILAND - 0.7%
Bangkok Bank PCL (DR)	63,400	345

TURKEY - 2.0%
Akbank TAS	164,702	459
Turkiye Sinai Kalkinma Bankasi AS	1,155,271	466

		925

UNITED KINGDOM - 4.5%
Global Ports Holding plc (1)	96,251	848
NMC Health plc	19,181	546
Randgold Resources Ltd.	8,320	738

		2,132

Total common stocks (Cost $36,272)		40,558

PREFERRED STOCKS - 11.7%

BRAZIL - 2.1%
Cia Energetica de Minas Gerais (4)	114,600	280
Itau Unibanco Holding S.A. (4)	61,835	686

		966

COLOMBIA - 1.0%
Bancolombia S.A. (4)	41,009	456

KOREA - 7.0%
Samsung Electronics Co., Ltd. (4)	2,026	3,297

RUSSIA - 1.6%
Sberbank of Russia PJSC (3)(4)	378,098	771

Total preferred stocks (Cost $3,507)		5,490

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.12%, dated 6/30/17, due 7/3/17, maturity value $1,041 (Cost $1,041)(5)	$1,041	$1,041

Total investments - 99.8% (Cost $40,820)		47,089

Other assets less liabilities - 0.2%		110

Total net assets - 100.0%(6)		$47,199

(1)	Non-income producing security.
(2)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds.
(3)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $3,271, or 6.9% of total net assets.

(4)	Non-voting shares.
(5)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.375%	5/15/2044	$1,064

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION - June 30, 2017

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$6,647	14.1%
Consumer Staples	1,725	3.7
Energy	3,178	6.7
Financials	10,348	22.0
Health Care	3,518	7.5
Industrials	4,184	8.9
Information Technology	12,415	26.4
Materials	2,800	5.9
Telecommunication Services	446	0.9
Utilities	787	1.7
Short-term investments	1,041	2.2

Total investments	$47,089	100.0%

TRADING CURRENCIES - June 30, 2017

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$3,607	7.7%
British pound	2,132	4.5
Chilean peso	776	1.6
Colombian peso	456	1.0
Czech koruna	466	1.0
Euro	594	1.3
Hong Kong dollar	5,297	11.2
Indian rupee	3,237	6.9
Indonesian rupiah	2,008	4.3
Kenyan shilling	507	1.1
Korean won	6,673	14.2
Malaysian ringgit	347	0.7
Mexican peso	1,498	3.2
Polish zloty	813	1.7
South African rand	2,296	4.9
Swiss franc	356	0.7
New Taiwan dollar	4,844	10.3
Thai baht	345	0.7
Turkish lira	925	2.0
U.S. dollar	9,912	21.0

Total investments	$47,089	100.0%

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 99.1%

CANADA - 3.0%
Canadian Pacific Railway Ltd.	51,467	$8,276

CHILE - 2.0%
Enel Americas S.A. (DR)	571,893	5,393

CHINA - 4.9%
Alibaba Group Holding Ltd. (DR) (1)	41,119	5,793
NetEase, Inc. (DR)	20,616	6,198
Tencent Holdings Ltd.	38,000	1,359

		13,350

DENMARK - 2.0%
Genmab AS (1)	25,765	5,497

FRANCE - 2.1%
Vallourec S.A. (1)	958,974	5,826

GERMANY - 10.5%
Deutsche Boerse AG	96,611	10,198
Linde AG	22,813	4,320
SAP SE	21,743	2,271
Vonovia SE	19,928	792
Wirecard AG	177,138	11,273

		28,854

HONG KONG - 0.9%
AIA Group Ltd.	336,995	2,463

IRELAND - 0.6%
Ryanair Holdings plc, Equity-Linked Security (1)(2)(3)(4)(5)	78,700	1,614

ITALY - 1.5%
Intesa Sanpaolo S.p.A.	1,291,232	4,094

JAPAN - 2.1%
Calbee, Inc.	59,000	2,316
Nitori Holdings Co., Ltd.	24,778	3,313

		5,629

KOREA - 1.7%
Korea Aerospace Industries Ltd.	19,749	984
Samsung Electronics Co., Ltd.	1,756	3,648

		4,632

MEXICO - 0.5%
Wal-Mart de Mexico S.A.B. de C.V.	589,700	1,367

NETHERLANDS - 6.0%
ING Groep N.V.	513,008	8,848

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

InterXion Holding N.V. (1)	163,519	7,486

		16,334

SWITZERLAND - 2.6%
Lonza Group AG (1)	13,269	2,868
Nestle S.A.	49,865	4,340

		7,208

TAIWAN - 3.3%
Ginko International Co., Ltd.	539,000	4,120
Taiwan Semiconductor Manufacturing Co., Ltd.	702,000	4,811

		8,931

UNITED KINGDOM - 1.9%
BAE Systems plc	200,675	1,656
Experian plc	110,376	2,264
London Stock Exchange Group plc	14,053	667
Merlin Entertainments plc	122,656	768

		5,355

UNITED STATES - 53.5%
Adobe Systems, Inc. (1)	16,842	2,382
Aetna, Inc.	46,195	7,014
Albemarle Corp.	21,793	2,300
Alphabet, Inc., Class A (1)	4,624	4,299
Alphabet, Inc., Class C (1)(5)	8,799	7,996
Amazon.com, Inc. (1)	10,206	9,879
Aon plc	37,562	4,994
Celgene Corp. (1)	63,610	8,261
Citigroup, Inc.	49,170	3,289
Comcast Corp., Class A	185,058	7,202
Facebook, Inc., Class A (1)	55,559	8,388
Fidelity National Information Services, Inc.	51,993	4,440
FleetCor Technologies, Inc. (1)	38,718	5,584
Harris Corp.	39,053	4,260
Home Depot, Inc.	43,535	6,678
Intercontinental Exchange, Inc.	43,289	2,854
Las Vegas Sands Corp.	66,661	4,259
Lowe’s Cos., Inc.	56,898	4,411
MasterCard, Inc., Class A	89,727	10,897
Priceline Group, Inc. (1)	2,197	4,110
Raytheon Co.	13,112	2,117
S&P Global, Inc.	19,635	2,867
ServiceNow, Inc. (1)	58,070	6,155
Sherwin-Williams Co.	8,850	3,106
Synchrony Financial	122,812	3,662
Take-Two Interactive Software, Inc. (1)	82,373	6,045
Wells Fargo & Co.	103,610	5,741
Zayo Group Holdings, Inc. (1)	111,588	3,448

		146,638

Total common stocks and equity-linked security (Cost $223,740)		271,461

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.12%, dated 6/30/17, due 7/3/17, maturity value $2,006 (Cost $2,006)(6)	$2,006	$2,006

Total investments - 99.8% (Cost $225,746)		273,467

Other assets less liabilities - 0.2%		419

Total net assets - 100.0%(7)		$273,886

(1)	Non-income producing security.
(2)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(3)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,614, or 0.6% of total net assets.

(4)	Security is restricted. The security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	4/5/2017-5/31/2017	$1,339	$1,614	0.6%

(5)	Non-voting shares.
(6)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.000%	11/15/2044	$2,049

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION - June 30, 2017

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$40,620	14.8%
Consumer Staples	8,023	2.9
Energy	5,826	2.1
Financials	49,677	18.2
Health Care	27,760	10.1
Industrials	16,911	6.2
Information Technology	103,285	37.8
Materials	9,726	3.6
Real Estate	792	0.3
Telecommunication Services	3,448	1.3
Utilities	5,393	2.0
Short-term investments	2,006	0.7

Total investments	$273,467	100.0%

TRADING CURRENCIES - June 30, 2017

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$5,355	1.9%
Danish krone	5,497	2.0
Euro	47,622	17.4
Hong Kong dollar	3,822	1.4
Japanese yen	5,629	2.1
Korean won	4,632	1.7
Mexican peso	1,367	0.5
Swiss franc	7,208	2.6
New Taiwan dollar	8,931	3.3
U.S. dollar	183,404	67.1

Total investments	$273,467	100.0%

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.9%

AUSTRALIA - 4.7%
James Hardie Industries plc (DR)	2,884,958	$45,456
Treasury Wine Estates Ltd.	6,799,885	68,780

		114,236

CHINA - 2.1%
Tencent Holdings Ltd.	1,433,817	51,274

DENMARK - 3.2%
Genmab AS (1)	362,253	77,288

FRANCE - 1.4%
Eurofins Scientific SE	59,643	33,594

GERMANY - 3.8%
Adidas AG	38,444	7,366
Brenntag AG	856,269	49,564
SAP SE	339,370	35,447

		92,377

HONG KONG - 2.3%
Samsonite International S.A.	3,896,900	16,272
Sands China Ltd.	8,522,889	39,026

		55,298

INDIA - 1.5%
HDFC Bank Ltd. (DR)	405,443	35,261

JAPAN - 9.0%
Keyence Corp.	95,900	42,069
Lion Corp.	1,505,200	31,128
Nintendo Co., Ltd.	159,526	53,443
Shiseido Co., Ltd.	1,671,818	59,366
Stanley Electric Co., Ltd.	1,111,046	33,487

		219,493

MEXICO - 1.0%
Fomento Economico Mexicano S.A.B. de C.V. (DR)	258,166	25,388

NETHERLANDS - 3.1%
ASML Holding N.V. (DR)	388,973	50,687
ING Groep N.V.	1,399,784	24,141

		74,828

SOUTH AFRICA - 2.0%
Bid Corp. Ltd.	2,125,309	48,610

SWITZERLAND - 1.0%
Temenos Group AG (1)	284,196	25,370

UNITED KINGDOM - 4.3%
ASOS plc (1)	235,231	17,613
Auto Trader Group plc	6,389,701	31,625

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

Fevertree Drinks plc	219,805	4,881
Intertek Group plc	918,210	50,432

		104,551

UNITED STATES - 53.5%
Alphabet, Inc., Class A (1)	102,328	95,132
Alphabet, Inc., Class C (1)(2)	33,127	30,103
Anthem, Inc.	275,925	51,910
Bank of America Corp.	2,466,063	59,827
Boston Scientific Corp. (1)	3,293,777	91,303
Broadcom Ltd.	144,031	33,566
Delphi Automotive plc	200,246	17,552
DexCom, Inc. (1)	367,934	26,914
Ecolab, Inc.	326,319	43,319
Facebook, Inc., Class A (1)	512,688	77,406
Helmerich & Payne, Inc.	341,215	18,542
IHS Markit Ltd. (1)	4,419,508	194,635
LKQ Corp. (1)	1,916,284	63,142
Noble Energy, Inc.	1,229,938	34,807
Pioneer Natural Resources Co.	317,207	50,620
Priceline Group, Inc. (1)	25,649	47,977
Regeneron Pharmaceuticals, Inc. (1)	170,907	83,939
S&P Global, Inc.	552,763	80,698
salesforce.com, Inc. (1)	277,317	24,016
State Street Corp.	541,268	48,568
Visa, Inc., Class A	1,310,359	122,885

		1,296,861

Total common stocks (Cost $1,667,906)		2,254,429

	Principal Amount
SHORT-TERM INVESTMENTS(CASH EQUIVALENTS) - 6.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.12%, dated 6/30/17, due 7/3/17, maturity value $159,268 (Cost $159,266)(3)	$159,266	$159,266

Total investments - 99.5% (Cost $1,827,172)		2,413,695

Other assets less liabilities - 0.5%		11,458

Total net assets - 100.0%(4)		$2,425,153

(1)	Non-income producing security.
(2)	Non-voting shares.

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

(3)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	2.500%	2/15/2046	$3,591
U.S. Treasury Bond	3.375%	5/15/2044	158,862

			$162,453

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION - June 30, 2017

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$242,435	10.0%
Consumer Staples	238,153	9.9
Energy	103,969	4.3
Financials	248,495	10.3
Health Care	364,948	15.1
Industrials	294,631	12.2
Information Technology	673,023	27.9
Materials	88,775	3.7
Short-term investments	159,266	6.6

Total investments	$2,413,695	100.0%

TRADING CURRENCIES - June 30, 2017

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$114,236	4.7%
British pound	104,551	4.3
Danish krone	77,288	3.2
Euro	150,112	6.2
Hong Kong dollar	106,572	4.4
Japanese yen	219,493	9.1
South African rand	48,610	2.0
Swiss franc	25,370	1.1
U.S. dollar	1,567,463	65.0

Total investments	$2,413,695	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - June 30, 2017

(Unaudited)

Dollar values in thousands

	Contract Settlement Date	Contract Amount				Unrealized Appreciation/ (Depreciation)
Counterparty		Deliver		Receive
State Street Bank and Trust Company	8/1/2017	JPY	3,511,455	USD	31,114	$(141)
State Street Bank and Trust Company	8/1/2017	JPY	447,708	USD	4,078	93

						$(48)

JPY-Japanese yen

USD-U.S. dollar

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 87.4%

BELGIUM - 1.7%
Groupe Bruxelles Lambert S.A.	509,262	$49,028

BRAZIL - 2.6%
Telefonica Brasil S.A. (DR)	5,568,707	75,122

CANADA - 1.6%
Imperial Oil Ltd.	1,566,383	45,658

CHINA - 3.2%
Baidu, Inc. (DR) (1)	507,570	90,784

DENMARK - 3.9%
Carlsberg AS, Class B	501,920	53,620
ISS AS	1,530,768	60,122

		113,742

JAPAN - 0.5%
Sugi Holdings Co., Ltd.	170,300	9,115
Yahoo Japan Corp.	1,246,600	5,420

		14,535

KOREA - 5.9%
Hyundai Motor Co.	3,289	459
Kia Motors Corp.	754,852	25,202
Samsung Electronics Co., Ltd.	68,874	143,087

		168,748

NETHERLANDS - 4.0%
Akzo Nobel N.V.	78,292	6,804
ING Groep N.V.	4,664,965	80,454
Koninklijke Philips N.V.	559,507	19,871
Unilever N.V. (DR)	170,153	9,391

		116,520

NORWAY - 1.0%
Orkla ASA	2,954,533	30,027

SWITZERLAND - 7.5%
ABB Ltd.	3,827,744	94,526
Cie Financiere Richemont S.A.	534,328	44,021
Pargesa Holding S.A.	2,453	187
UBS Group AG (1)	4,499,582	76,205

		214,939

UNITED KINGDOM - 10.6%
Amec Foster Wheeler plc	3,399,110	20,684
Compass Group plc	1,283,130	27,074
Diageo plc	945,469	27,935
IMI plc	1,261,286	19,631
Lloyds Banking Group plc	79,194,106	68,231
Rolls-Royce Holdings plc (1)	262,120	3,042
Rolls-Royce Holdings plc, Class C (1)(2)(3)	18,610,520	24

June 30, 2017

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

Royal Bank of Scotland Group plc (1)	25,089,099	80,778
Tesco plc (1)	26,227,982	57,663
Unilever plc	28,906	1,564

		306,626

UNITED STATES - 44.9%
Alphabet, Inc., Class A (1)	36,307	33,754
Alphabet, Inc., Class C (1)(4)	25,906	23,542
American Express Co.	779,458	65,662
Aon plc	379,956	50,515
Arch Capital Group Ltd. (1)	1,085,413	101,258
Bank of New York Mellon Corp.	2,087,954	106,527
Cisco Systems, Inc.	1,634,673	51,165
Citigroup, Inc.	1,693,023	113,229
Citizens Financial Group, Inc.	1,448,527	51,684
FedEx Corp.	196,346	42,672
Johnson & Johnson	558,129	73,835
Marsh & McLennan Cos., Inc.	1,202,093	93,715
Medtronic plc	1,028,568	91,285
Microsoft Corp.	1,201,759	82,837
Oracle Corp.	2,083,930	104,488
Progressive Corp.	1,027,051	45,283
QUALCOMM, Inc.	1,427,149	78,807
TE Connectivity Ltd.	486,206	38,255
United Technologies Corp.	396,239	48,385

		1,296,898

Total common stocks (Cost $2,010,744)		2,522,627

PREFERRED STOCKS - 0.0%†

KOREA - 0.0%†
Hyundai Motor Co. (4)	962	98

Total preferred stocks (Cost $91)		98

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 12.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.12%, dated 6/30/17, due 7/3/17, maturity value $345,006 (Cost $345,003)(5)	$345,003	$345,003

Total investments - 99.4% (Cost $2,355,838)		2,867,728

Other assets less liabilities - 0.6%		18,386

Total net assets - 100.0%(6)		$2,886,114

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $24, or less than 0.1% of total net assets.

(3)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $24, or less than 0.1% of total net assets.

(4)	Non-voting shares.
(5)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.000%	11/15/2044	$351,905

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION - June 30, 2017

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$96,854	3.4%
Consumer Staples	189,315	6.6
Energy	66,342	2.3
Financials	982,756	34.3
Health Care	165,120	5.8
Industrials	288,273	10.1
Information Technology	652,139	22.7
Materials	6,804	0.2
Telecommunication Services	75,122	2.6
Short-term investments	345,003	12.0

Total investments	$2,867,728	100.0%

TRADING CURRENCIES - June 30, 2017

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$306,626	10.7%
Canadian dollar	45,658	1.6
Danish krone	113,742	4.0
Euro	165,548	5.8
Japanese yen	14,535	0.5
Korean won	168,846	5.9
Norwegian krone	30,027	1.0
Swiss franc	214,939	7.5
U.S. dollar	1,807,807	63.0

Total investments	$2,867,728	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - June 30, 2017

(Unaudited)

Dollar values in thousands

	Contract Settlement Date	Contract Amount				Unrealized Depreciation
Counterparty		Deliver		Receive
State Street Bank and Trust Company	11/15/2017	CNH	538,373	USD	76,855	$(1,817)

CNH-Chinese yuan renminbi offshore

USD-U.S. dollar

ARTISAN HIGH INCOME FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

	Principal Amount	Value
CORPORATE BONDS - 72.8%

AGRICULTURE - 0.6%
Pinnacle Operating Corp., 9.00%, 5/15/2023 (1)(2)(3)	$13,301	$12,636

BUILDING MATERIALS - 1.2%
Ply Gem Industries, Inc.,
6.50%, 2/1/2022	19,165	20,074
6.50%, 2/1/2022	6,050	6,309

		26,383

CHEMICALS - 2.1%
CF Industries, Inc.,
3.45%, 6/1/2023	23,945	22,628
5.38%, 3/15/2044	28,500	25,508

		48,136
COMMERCIAL SERVICES - 3.0%
Alpine Finance Merger Sub LLC, 6.88%, 8/1/2025 (4)(5)	5,500	5,596
KAR Auction Services, Inc., 5.13%, 6/1/2025 (5)	10,000	10,188
Laureate Education, Inc., 8.25%, 5/1/2025 (5)	38,500	41,291
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/2025 (5)(6)	11,093	11,564

		68,639
DISTRIBUTION/WHOLESALE - 1.6%
HD Supply, Inc., 5.75%, 4/15/2024 (5)	34,833	37,010

DIVERSIFIED FINANCIAL SERVICES - 5.3%
Alliance Data Systems Corp., 5.38%, 8/1/2022 (5)	14,227	14,369
Infinity Acquisition LLC / Infinity Acquisition Finance Corp., 7.25%, 8/1/2022 (5)	30,940	29,780
NFP Corp., 6.88%, 7/15/2025 (4)(5)	37,500	37,875
Quicken Loans, Inc., 5.75%, 5/1/2025 (5)	10,000	10,325
Werner FinCo L.P. / Werner FinCo, Inc., 8.75%, 7/15/2025 (4)(5)	27,750	27,958

		120,307
ENGINEERING & CONSTRUCTION - 2.5%
New Enterprise Stone & Lime Co., Inc., 10.13%, 4/1/2022 (5)	10,000	10,838
Tutor Perini Corp., 6.88%, 5/1/2025 (5)	44,290	46,615

		57,453
ENTERTAINMENT - 1.2%
Scientific Games International, Inc.,
6.25%, 9/1/2020	11,300	11,201
10.00%, 12/1/2022	15,000	16,444

		27,645
FOOD - 1.0%
Lamb Weston Holdings, Inc.,
4.63%, 11/1/2024 (5)	6,000	6,180
4.88%, 11/1/2026 (5)	15,200	15,751

		21,931
HEALTHCARE-SERVICES - 2.5%
Eagle Holding Co., II LLC, PIK, 7.63%, 5/15/2022 (5)	19,486	20,046

ARTISAN HIGH INCOME FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

MEDNAX, Inc., 5.25%, 12/1/2023 (5)	9,000	9,270
Opal Acquisition, Inc., 8.88%, 12/15/2021 (5)	21,060	19,059
Surgery Center Holdings, Inc., 6.75%, 7/1/2025 (5)	8,000	8,100

		56,475

INSURANCE - 7.9%
Alliant Holdings Intermediate LLC, 8.25%, 8/1/2023 (5)	11,250	11,953
Hub Holdings LLC / Hub Holdings Finance, Inc., PIK, 8.13%, 7/15/2019 (5)	27,926	27,996
HUB International Ltd., 7.88%, 10/1/2021 (5)	46,148	48,109
KIRS Midco 3 plc, 8.63%, 7/15/2023 (5)(6)	50,000	50,625
York Risk Services Holding Corp., 8.50%, 10/1/2022 (5)	42,097	40,519

		179,202

MACHINERY-DIVERSIFIED - 1.5%
Cloud Crane LLC, 10.13%, 8/1/2024 (5)	8,066	8,853
SPX FLOW, Inc.,
5.63%, 8/15/2024 (5)	10,000	10,300
5.88%, 8/15/2026 (5)	15,268	15,764

		34,917

MEDIA - 12.7%
Cablevision Systems Corp.,
5.88%, 9/15/2022	23,077	24,260
8.00%, 4/15/2020	20,767	23,129
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.13%, 5/1/2027 (5)	31,000	31,697
5.50%, 5/1/2026 (5)	71,080	75,434
5.88%, 4/1/2024 (5)	5,000	5,338
CSC Holdings LLC,
5.50%, 4/15/2027 (5)	12,000	12,690
6.75%, 11/15/2021	5,000	5,537
Univision Communications, Inc., 5.13%, 2/15/2025 (5)	28,321	28,073
Virgin Media Secured Finance plc,
5.25%, 1/15/2026 (5)(6)	17,917	18,648
5.50%, 8/15/2026 (5)(6)	21,675	22,705
Ziggo Bond Finance BV, 6.00%, 1/15/2027 (5)(6)	26,966	27,269
Ziggo Secured Finance BV, 5.50%, 1/15/2027 (5)(6)	15,000	15,319

		290,099

MISCELLANEOUS MANUFACTURING - 1.0%
Gates Global LLC / Gates Global Co., 6.00%, 7/15/2022 (5)	23,350	23,408

OIL & GAS - 7.8%
Callon Petroleum Co., 6.13%, 10/1/2024	8,000	8,140
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/2023	9,625	9,264
7.50%, 9/15/2020	10,725	10,913
8.25%, 7/15/2025 (4)	3,500	3,561
Endeavor Energy Resources L.P. / EER Finance, Inc.,
7.00%, 8/15/2021 (5)	36,387	37,661
8.13%, 9/15/2023 (5)	42,000	44,362
EP Energy LLC / Everest Acquisition Finance, Inc.,
9.38%, 5/1/2020	12,100	9,544
Laredo Petroleum, Inc.,
6.25%, 3/15/2023	5,000	4,962

ARTISAN HIGH INCOME FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

7.38%, 5/1/2022	7,223	7,295
Seven Generations Energy Ltd.,
6.75%, 5/1/2023 (5)(6)	35,670	37,008
6.88%, 6/30/2023 (5)(6)	2,745	2,862
Ultra Resources, Inc., 7.13%, 4/15/2025 (5)	3,500	3,452

		179,024

PIPELINES - 4.0%
Antero Midstream Partners L.P. / Antero Midstream
Finance Corp., 5.38%, 9/15/2024 (5)	28,850	29,499
Energy Transfer Equity L.P., 5.88%, 1/15/2024	5,000	5,300
Williams Partners L.P. / ACMP Finance Corp.,
4.88%, 5/15/2023	30,904	32,066
4.88%, 3/15/2024	22,886	23,983

		90,848

REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.9%
Vereit Operating Partnership L.P.,
4.60%, 2/6/2024	59,076	61,701
4.88%, 6/1/2026	69,575	73,553

		135,254

RETAIL - 4.5%
Chinos Intermediate Holdings A, Inc., PIK, 8.50%, 5/1/2019 (5)	13,223	9,256
Group 1 Automotive, Inc.,
5.00%, 6/1/2022	9,892	10,040
5.25%, 12/15/2023 (5)	7,553	7,629
Neiman Marcus Group LLC, 7.13%, 6/1/2028	1,500	1,028
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/2021 (5)	13,000	7,085
Penske Automotive Group, Inc.,
5.38%, 12/1/2024	4,058	4,083
5.50%, 5/15/2026	16,500	16,417
Sonic Automotive, Inc., 5.00%, 5/15/2023	49,502	47,089

		102,627

SOFTWARE - 4.0%
First Data Corp.,
5.00%, 1/15/2024 (5)	30,000	30,853
7.00%, 12/1/2023 (5)	27,500	29,356
Informatica LLC, 7.13%, 7/15/2023 (5)	6,110	6,219
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/2024 (5)	22,489	25,834

		92,262

TELECOMMUNICATIONS - 2.5%
Frontier Communications Corp.,
8.50%, 4/15/2020	5,125	5,388
8.88%, 9/15/2020	17,000	17,988
11.00%, 9/15/2025	8,000	7,420
T-Mobile USA, Inc., 6.00%, 4/15/2024	8,000	8,560
West Corp., 5.38%, 7/15/2022 (5)	16,389	16,553

		55,909

Total Corporate Bonds (Cost $1,599,941)		1,660,165

ARTISAN HIGH INCOME FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

BANK LOANS - 22.7%(7)

AEROSPACE/DEFENSE - 1.5%
Jazz Acquisition, Inc. First Lien Term Loan, 4.80%, 6/19/2021	19,506	18,897
Jazz Acquisition, Inc. Second Lien Term Loan, 8.05%, 6/19/2022	7,000	6,633
Sequa Mezzanine Holdings L.L.C. First Lien Term Loan B, 6.67%, 11/28/2021	3,000	3,015
Sequa Mezzanine Holdings L.L.C. Second Lien Term Loan, 10.17%, 4/28/2022	5,500	5,596

		34,141

AGRICULTURE - 0.4%
Pinnacle Operating Corp. First Lien Term Loan B, PIK, 8.48%, 11/15/2021 (1)	9,045	8,332

APPAREL - 0.5%
Fullbeauty Brands Holdings Corp. First Lien Term Loan B, 5.98%, 10/14/2022	18,969	11,642
Fullbeauty Brands Holdings Corp. Second Lien Term Loan, 10.23%, 10/13/2023	1,000	402

		12,044

COAL - 0.3%
Foresight Energy, LLC First Lien Term Loan B, 6.98%, 3/28/2022	7,980	7,586

COMPUTERS - 0.7%
Optiv Security, Inc. First Lien Term Loan, 4.44%, 2/1/2024	7,249	7,107
Optiv Security, Inc. Second Lien Term Loan, 8.44%, 2/1/2025	10,000	9,763

		16,870

DIVERSIFIED FINANCIAL SERVICES - 0.6%
NFP Corp. First Lien Term Loan B, 4.50%, 1/12/2024	997	999
Werner FinCo L.P. First Lien Term Loan, 5.00%, 6/23/2024 (1)	12,500	12,406

		13,405

HEALTHCARE-SERVICES - 0.8%
Opal Acquisition, Inc. First Lien Term Loan B,
5.15%, 11/27/2020	5,499	5,090
5.30%, 11/27/2020	8,149	7,542
Surgery Center Holdings, Inc. First Lien Term Loan, 4.25%, 6/20/2024	5,000	5,016

		17,648

INSURANCE - 2.9%
AssuredPartners, Inc. First Lien Term Loan B1, 4.73%, 10/21/2022	7,976	7,968
AssuredPartners, Inc. Second Lien Term Loan, 10.23%, 10/20/2023	13,000	13,238
USI, Inc. First Lien Term Loan B, 4.18%, 4/6/2024	14,000	13,895

ARTISAN HIGH INCOME FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

York Risk Services Holding Corp. First Lien Term Loan B, 4.98%, 10/1/2021	32,123	31,344

		66,445

INTERNET - 2.0%
Ancestry.com Operations, Inc. First Lien Term Loan B, 4.34%, 10/19/2023	22,275	22,349
Ancestry.com Operations, Inc. Second Lien Term Loan B, 9.46%, 10/19/2024	18,000	18,375
iParadigms Holdings LLC Second Lien Term Loan, 8.55%, 7/29/2022 (1)	3,768	3,630

		44,354

INVESTMENT COMPANIES - 1.2%
TKC Holdings, Inc. First Lien Term Loan, 5.38%, 2/1/2023	11,471	11,439
TKC Holdings, Inc. Second Lien Term Loan, 9.13%, 2/1/2024	15,500	15,500

		26,939

MACHINERY-DIVERSIFIED - 0.7%
Zodiac Pool Solutions LLC First Lien Term Loan, 5.30%, 12/20/2023	11,940	12,030
Zodiac Pool Solutions LLC Second Lien Term Loan, 10.30%, 12/20/2024	4,000	4,030

		16,060

METAL FABRICATE/HARDWARE - 0.4%
WireCo WorldGroup, Inc. First Lien Term Loan, 6.70%, 9/30/2023	9,925	9,993

PHARMACEUTICALS - 1.1%
Patheon Holdings I B.V. First Lien Term Loan, 4.50%, 4/20/2024 (6)	25,000	25,031

RETAIL - 2.6%
Interior Logic Group, Inc. First Lien Term Loan B, 7.21%, 3/1/2024	12,344	12,251
J. Crew Group, Inc. First Lien Term Loan B,
4.16%, 3/5/2021	8,367	4,955
4.23%, 3/5/2021	6,508	3,854
4.30%, 3/5/2021	16,777	9,936
Men’s Wearhouse, Inc. (The) First Lien Term Loan B1, Fixed Rate 5.00%, 6/18/2021	8,000	7,480
Neiman Marcus Group Ltd. LLC First Lien Term Loan, 4.34%, 10/25/2020	18,969	14,188
NPC International, Inc. Second Lien Term Loan, 8.72%, 4/18/2025	7,000	7,070

		59,734

SOFTWARE - 4.8%
Ascend Learning LLC First Lien Term Loan B, 4.25%, 7/12/2024	5,000	5,000
Ascend Learning LLC Second Lien Term Loan, 9.73%, 11/30/2020 (1)	15,641	15,641
Kronos Incorporated First Lien Term Loan B, 4.68%, 11/1/2023	3,980	4,004

ARTISAN HIGH INCOME FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

Kronos Incorporated Second Lien Term Loan, 9.42%, 11/1/2024	39,500	40,965
Renaissance Learning, Inc. Second Lien Term Loan, 8.30%, 4/11/2022	44,035	43,851

		109,461

TELECOMMUNICATIONS - 2.2%
Intelsat Jackson Holdings S.A. First Lien Term Loan B2, 4.00%, 6/30/2019 (6)	49,369	48,914

Total Bank Loans (Cost $521,987)		516,957

	Shares Held
COMMON STOCKS - 0.3%

OIL & GAS - 0.3%
Midstates Petroleum Co., Inc. (8)	512,050	$6,488

Total common stocks (Cost $12,206)		6,488

PREFERRED STOCKS - 0.2%

AGRICULTURE - 0.2%
Pinnacle Agriculture Holdings LLC (1)(2)(8)(9)(10)	9,263,304	5,975

Total preferred stocks (Cost $6,546)		5,975

	Principal Amount
CORPORATE BONDS ESCROW - 0.0%

CHEMICALS - 0.0%
Momentive Performance Materials, Inc., escrow, 10.00%, 10/15/2020 (1)(8)(9)	$2,000	$—

OIL & GAS - 0.0%
Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC, escrow, 10.00%, 6/1/2020 (1)(8)(9)	13,300	—

Total Corporate Bonds Escrow (Cost $ — )		—

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.12%, dated 6/30/17, due 7/3/17, maturity value $133,007 (Cost $133,006)(11)	133,006	133,006

ARTISAN HIGH INCOME FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

Total investments - 101.8% (Cost $2,273,686)	2,322,591

Other assets less liabilities - (1.8)%	(41,663)

Total net assets - 100.0%(12)	$2,280,928

(1)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $58,620, or 2.6% of total net assets.

(2)	Security was deemed restricted as of June 30, 2017.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Pinnacle Operating Corp. 9.00%, 5/15/2023	3/28/14-3/24/17	$16,070	$12,636	0.6%
Pinnacle Agriculture Holdings LLC	3/10/17	6,546	5,975	0.2%

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	When-Issued security.
(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid under procedures established by the board of directors of Artisan Partners Funds and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Intelsat Jackson Holdings S.A., First Lien Term Loan B2, 4.00%, 6/30/2019	Luxembourg	U.S. dollar
KIRS Midco 3 plc, 8.63%, 7/15/2023	United Kingdom	U.S. dollar
Patheon Holdings I B.V., First Lien Term Loan, 4.50%, 4/20/2024	Netherlands	U.S. dollar
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/2025	Canada	U.S. dollar
Seven Generations Energy Ltd.
6.75%, 5/1/2023	Canada	U.S. dollar
6.88%, 6/30/2023	Canada	U.S. dollar
Virgin Media Secured Finance plc
5.25%, 1/15/2026	United Kingdom	U.S. dollar
5.50%, 8/15/2026	United Kingdom	U.S. dollar
Ziggo Bond Finance BV, 6.00%, 1/15/2027	Netherlands	U.S. dollar
Ziggo Secured Finance BV, 5.50%, 1/15/2027	Netherlands	U.S. dollar

(7)	Floating rate instruments, unless otherwise noted, the rate disclosed was as of June 30, 2017.
(8)	Non-income producing security.
(9)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $5,975, or 0.2% of total net assets.

(10)	Non-voting shares.
(11)	Collateralized by:

ARTISAN HIGH INCOME FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

Security	Rate	Maturity	Value
U.S. Treasury Note	2.125%	3/31/2024	$135,562
U.S. Treasury Bond	3.000%	11/15/2044	109

			$135,671

(12)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(PIK) Payment-in-kind security, may pay interest/dividend in additional par/shares.

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $136,000 or 6.0% of the total net assets as of June 30, 2017, which could be drawn at the option of the borrower:

Borrower	Unfunded Principal Amount	Unrealized Appreciation (Depreciation)
Ascend Learning LLC Bridge Term Loan	$22,500	—
CD&R Waterworks Merger Sub LLC Bridge Term Loan	71,000	—
Werner FinCo L.P. Bridge Term Loan	42,500	—

	$136,000	—

CREDIT DIVERSIFICATION – June 30, 2017 (Unaudited)

Percentage of Total Investments
BBB	8.6%
BB	22.3
B	36.0
CCC	25.3
CC	0.4
Unrated	1.2
Short Term	5.7
Equity	0.5

Total	100.0%

Credit quality ratings apply to the underlying holdings of the Fund and not the Fund itself. The credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s or Moody’s Investor Services (shown using the rating scale of Standard & Poor’s). Investments designated as unrated are not rated by either rating agency. Credit quality ratings are subjective opinions, not statements of fact, and are subject to change.

See Notes to Form N-Q.

ARTISAN INTERNATIONAL FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 94.4%

AUSTRALIA - 0.1%
Westpac Banking Corp.	602,846	$14,137

BELGIUM - 0.3%
Telenet Group Holding N.V. (1)	601,513	37,889

BRAZIL - 0.7%
Ambev S.A. (DR)	17,620,730	96,738

CANADA - 3.6%
Canadian Pacific Railway Ltd.	3,061,064	492,250

CHILE - 0.1%
Sociedad Quimica y Minera de Chile S.A. (DR)	604,271	19,953

CHINA - 5.3%
Alibaba Group Holding Ltd. (DR) (1)	3,714,728	523,405
NetEase, Inc. (DR)	465,071	139,814
Tencent Holdings Ltd.	2,007,500	71,790

		735,009

DENMARK - 0.3%
Genmab AS (1)	160,953	34,340
ISS AS	184,341	7,240

		41,580

FRANCE - 4.1%
BNP Paribas S.A.	210,637	15,171
Eiffage S.A.	1,617,343	146,967
Schneider Electric SE (1)	1,933,069	148,522
Vallourec S.A. (1)	8,381,257	50,917
Zodiac Aerospace	7,461,853	202,411

		563,988

GERMANY - 21.3%
Allianz SE	2,512,013	494,632
Beiersdorf AG	2,481,754	260,891
Deutsche Boerse AG	5,861,276	618,702
Deutsche Post AG	5,932,752	222,391
Deutsche Telekom AG	9,953,521	178,711
Linde AG	3,130,485	592,815
RTL Group S.A.	218,773	16,519
SAP SE	1,407,102	146,971
Vonovia SE	2,684,432	106,590
Wirecard AG	4,944,915	314,697

		2,952,919

HONG KONG - 2.7%
AIA Group Ltd.	50,949,932	372,297

ARTISAN INTERNATIONAL FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

INDONESIA - 0.6%
Bank Rakyat Indonesia Persero Tbk PT (2)	78,274,100	89,384

IRELAND - 3.2%
Ryanair Holdings plc, Equity-Linked Security (1)(2)(3)(4)(5)	21,957,726	450,419

ITALY - 4.5%
Assicurazioni Generali S.p.A.	12,992,880	213,842
Intesa Sanpaolo S.p.A.	83,544,567	264,887
UniCredit S.p.A. (1)	7,613,179	142,169

		620,898

JAPAN - 8.9%
Bridgestone Corp.	2,340,900	100,733
Calbee, Inc.	3,902,300	153,178
Isuzu Motors Ltd.	2,563,013	31,583
Japan Tobacco, Inc.	11,882,883	416,997
Nippon Telegraph & Telephone Corp.	2,745,500	129,616
Nomura Holdings, Inc.	14,311,500	85,685
NTT DOCOMO, Inc.	13,255,233	312,539

		1,230,331

KOREA - 2.7%
LG Household & Health Care Ltd.	64,391	55,941
Samsung Electronics Co., Ltd.	156,125	324,353

		380,294

MEXICO - 0.6%
Wal-Mart de Mexico S.A.B. de C.V.	35,528,049	82,376

NETHERLANDS - 6.2%
Akzo Nobel N.V.	1,758,053	152,786
ASML Holding N.V.	1,265,416	164,908
ING Groep N.V.	27,553,947	475,208
Unilever N.V. (DR)	1,309,813	72,287

		865,189

RUSSIA - 0.5%
MMC Norilsk Nickel PJSC (DR)	5,121,057	70,671

SPAIN - 1.7%
Grifols S.A.	3,631,486	101,142
Grifols S.A. (DR)	6,304,508	133,214

		234,356

SWITZERLAND - 4.6%
Idorsia Ltd. (1)	390,644	7,374
Nestle S.A.	5,824,199	506,861
Swatch Group AG	342,142	126,345

		640,580

TAIWAN - 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	38,741,000	265,533

UNITED KINGDOM - 5.2%
BAE Systems plc	12,448,665	102,714
ConvaTec Group plc (1)	47,254,723	196,458

ARTISAN INTERNATIONAL FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

Experian plc	6,886,115	141,259
London Stock Exchange Group plc	713,966	33,904
Merlin Entertainments plc	6,238,377	39,041
St James’s Place plc	1,757,976	27,064
Wolseley plc	3,026,523	185,782

		726,222

UNITED STATES - 15.3%
Allegion plc	1,038,858	84,272
Amazon.com, Inc. (1)	200,105	193,702
Aon plc	3,244,077	431,300
Coca-Cola European Partners plc	9,078,334	369,216
Liberty Global plc, Class A (1)	5,333,949	171,326
Liberty Global plc, Series C (1)(4)	8,686,771	270,854
Medtronic plc	5,274,544	468,116
WABCO Holdings, Inc. (1)	1,057,330	134,820

		2,123,606

Total common stocks and equity-linked security (Cost $10,380,942)		13,106,619

PREFERRED STOCKS - 1.5%

GERMANY - 1.5%
Henkel AG & Co. KGaA (4)	1,490,642	205,156

Total preferred stocks (Cost $106,409)		205,156
	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.12%, dated 6/30/17, due 7/3/17, maturity value $463,996 (Cost $463,991)(6)	$463,991	$463,991

Total investments - 99.3% (Cost $10,951,342)		13,775,766

Other assets less liabilities - 0.7%		103,664

Total net assets - 100.0%(7)		$13,879,430

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $539,803, or 3.8% of total net assets.

ARTISAN INTERNATIONAL FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

(3)	Security is restricted. The security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013-5/31/2017	$245,060	$450,419	3.2%

(4)	Non-voting shares.
(5)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(6)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.000%	11/15/2044	$377,507
U.S. Treasury Bond	3.125%	8/15/2044	95,764

			$473,271

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN INTERNATIONAL FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION - June 30, 2017

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$987,992	7.2%
Consumer Staples	2,219,641	16.1
Energy	50,917	0.4
Financials	3,278,382	23.8
Health Care	940,644	6.8
Industrials	2,319,047	16.8
Information Technology	1,951,471	14.1
Materials	836,225	6.1
Real Estate	106,590	0.8
Telecommunication Services	620,866	4.5
Short-term investments	463,991	3.4

Total investments	$13,775,766	100.0%

TRADING CURRENCIES - June 30, 2017

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$14,137	0.1%
British pound	726,222	5.3
Danish krone	41,580	0.3
Euro	5,347,181	38.8
Hong Kong dollar	444,087	3.2
Indonesian rupiah	89,384	0.6
Japanese yen	1,230,331	8.9
Korean won	380,294	2.8
Mexican peso	82,376	0.6
Swiss franc	640,580	4.7
New Taiwan dollar	265,533	1.9
U.S. dollar	4,514,061	32.8

Total investments	$13,775,766	100.0%

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.9%

AUSTRIA - 0.5%
Mayr Melnhof Karton AG	20,580	$2,691

CANADA - 2.4%
Morneau Shepell, Inc.	382,400	6,146
Winpak Ltd.	164,700	7,394

		13,540

CHINA - 0.2%
Wuxi Biologics Cayman, Inc. (1)	318,500	1,199

DENMARK - 3.6%
Ambu AS, Class B	123,423	7,962
NKT Holding AS (1)	147,315	11,812

		19,774

FRANCE - 9.4%
Advanced Accelerator Applications S.A. (DR) (1)	381,080	14,877
Euronext N.V.	361,059	18,743
Vallourec S.A. (1)	1,262,151	7,668
Virbac S.A. (1)	67,240	10,790

		52,078

GERMANY - 16.6%
Aareal Bank AG	61,263	2,429
Gerresheimer AG	153,463	12,345
Hypoport AG (1)	12,584	1,631
Nemetschek SE	36,372	2,709
SGL Carbon SE (1)	621,307	7,717
Takkt AG	724,147	18,105
Tele Columbus AG (1)	1,499,974	16,618
Wirecard AG	481,721	30,657

		92,211

HONG KONG - 1.1%
Chow Tai Fook Jewellery Group Ltd.	5,873,600	6,222

ICELAND - 0.8%
Ossur HF	893,281	4,326

IRELAND - 1.5%
Dalata Hotel Group plc (1)	1,507,646	8,300

ITALY - 7.0%
Buzzi Unicem S.p.A.	462,801	11,518
Davide Campari-Milano S.p.A.	1,149,320	8,099
Enav S.p.A.	2,855,054	12,287
Hera S.p.A.	2,333,440	7,132

		39,036

JAPAN - 3.0%
Istyle, Inc.	454,500	3,588
Sugi Holdings Co., Ltd.	116,100	6,214

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

Zenkoku Hosho Co., Ltd.	164,625	6,726

		16,528

KOREA - 3.8%
Cosmax, Inc.	110,127	11,069
Doosan Bobcat, Inc.	185,057	5,758
Douzone Bizon Co., Ltd.	166,742	4,489

		21,316

MEXICO - 1.6%
Banco del Bajio S.A. (1)	5,055,773	8,892

NETHERLANDS - 5.8%
InterXion Holding N.V. (1)	707,721	32,400

POLAND - 0.8%
AmRest Holdings SE (1)	48,398	4,637

PORTUGAL - 1.8%
Banco Comercial Portugues S.A. (1)	37,647,548	10,135

SINGAPORE - 1.7%
SATS Ltd.	2,496,800	9,267

SPAIN - 6.0%
Cellnex Telecom S.A.	954,391	19,686
Ebro Foods S.A.	326,647	7,462
Parques Reunidos Servicios Centrales SAU, Class C (1)	316,098	5,935

		33,083

SWEDEN - 6.0%
Dometic Group AB	2,168,584	18,842
Loomis AB, Class B	254,957	9,139
SyntheticMR AB (1)	146,149	5,647

		33,628

SWITZERLAND - 5.6%
Comet Holding AG (1)	249,204	31,108

TAIWAN - 2.9%
Ginko International Co., Ltd.	2,125,000	16,241

UNITED KINGDOM - 12.2%
AA plc	2,848,322	8,458
BCA Marketplace plc	1,400,986	3,549
Dignity plc	508,745	16,473
Domino’s Pizza Group plc	2,044,183	7,825
HomeServe plc	1,590,000	15,231
NEX Group plc	1,974,930	16,064

		67,600

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

UNITED STATES - 1.6%
GCP Applied Technologies, Inc. (1)	293,243	8,944

Total common stocks (Cost $438,866)		533,156

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.12%, dated 6/30/17, due 7/3/17, maturity value $24,053 (Cost $24,053)(2)	$24,053	$24,053

Total investments - 100.2% (Cost $462,919)		557,209

Other assets less liabilities - (0.2)%		(924)

Total net assets - 100.0%(3)		$556,285

(1)	Non-income producing security.
(2)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.125%	8/15/2044	$24,539

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION - June 30, 2017

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$114,964	20.6%
Consumer Staples	32,844	5.9
Energy	7,668	1.4
Financials	64,620	11.6
Health Care	73,387	13.2
Industrials	77,357	13.9
Information Technology	104,951	18.8
Materials	30,547	5.5
Telecommunication Services	19,686	3.5
Utilities	7,132	1.3
Short-term investments	24,053	4.3

Total investments	$557,209	100.0%

TRADING CURRENCIES - June 30, 2017

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$67,600	12.1%
Canadian dollar	13,540	2.4
Danish krone	24,100	4.3
Euro	222,657	40.0
Hong Kong dollar	7,421	1.3
Japanese yen	16,528	3.0
Korean won	21,316	3.8
Mexican peso	8,892	1.6
Polish zloty	4,637	0.8
Singapore dollar	9,267	1.7
Swedish krona	33,628	6.1
Swiss franc	31,108	5.6
New Taiwan dollar	16,241	2.9
U.S. dollar	80,274	14.4

Total investments	$557,209	100.0%

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 84.5%

BELGIUM - 2.4%
Groupe Bruxelles Lambert S.A.	3,448,708	$332,013

BRAZIL - 2.6%
Telefonica Brasil S.A. (DR)	26,083,035	351,860

CANADA - 1.7%
Imperial Oil Ltd.	8,025,592	233,935

CHINA - 4.0%
Baidu, Inc. (DR) (1)	3,102,446	554,903

DENMARK - 4.6%
Carlsberg AS, Class B	2,772,550	296,191
ISS AS	8,516,017	334,475

		630,666

FRANCE - 2.4%
Sodexo S.A.	906,726	117,232
Vivendi S.A.	9,455,952	210,494

		327,726

INDIA - 1.5%
HCL Technologies Ltd.	15,855,100	208,842

JAPAN - 3.9%
Credit Saison Co., Ltd.	1,959,684	38,227
Stanley Electric Co., Ltd.	5,520,004	166,373
Sugi Holdings Co., Ltd.	2,122,400	113,597
Tokyo Electron Ltd.	1,382,935	186,400
Yahoo Japan Corp.	5,974,500	25,975

		530,572

KOREA - 5.5%
Hyundai Motor Co.	32,587	4,543
Kia Motors Corp.	2,036,467	67,992
Samsung Electronics Co., Ltd.	330,052	685,691

		758,226

NETHERLANDS - 5.8%
Akzo Nobel N.V.	369,933	32,149
ING Groep N.V.	34,076,710	587,703
Koninklijke Philips N.V.	2,663,751	94,604
RELX N.V.	3,925,931	80,712

		795,168

NORWAY - 1.0%
Orkla ASA	13,156,141	133,708
TGS Nopec Geophysical Co. ASA	562,673	11,532

		145,240

SWITZERLAND - 17.2%
ABB Ltd.	21,835,266	539,221
Adecco Group AG	2,058,494	156,496

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

Cie Financiere Richemont S.A.	3,765,832	310,252
Novartis AG	3,782,741	314,801
Panalpina Welttransport Holding AG (2)	2,345,615	329,986
Pargesa Holding S.A.	1,265,602	96,283
UBS Group AG (1)	36,789,550	623,071

		2,370,110

UNITED KINGDOM - 19.1%
Amec Foster Wheeler plc	17,734,310	107,914
Compass Group plc	27,933,869	589,396
Diageo plc	4,686,319	138,462
IMI plc	7,431,427	115,665
Lloyds Banking Group plc	364,017,963	313,627
RELX plc	19,714,810	426,247
Rolls-Royce Holdings plc (1)	1,261,467	14,639
Rolls-Royce Holdings plc, Class C (1)(3)(4)	89,564,157	117
Royal Bank of Scotland Group plc (1)	140,683,433	452,952
Tesco plc (1)	134,283,151	295,226
Unilever plc (DR)	1,814,565	98,204
Vesuvius plc	11,320,751	78,221

		2,630,670

UNITED STATES - 12.8%
Accenture plc, Class A	1,021,703	126,364
Aon plc	1,939,584	257,868
Arch Capital Group Ltd. (1)	6,147,386	573,489
Medtronic plc	4,666,276	414,132
TE Connectivity Ltd.	4,888,699	384,643

		1,756,496

Total common stocks (Cost $8,719,808)		11,626,427

PREFERRED STOCKS - 0.5%

KOREA - 0.5%
Hyundai Motor Co. (5)	18,970	1,932
Samsung Electronics Co., Ltd. (5)	42,024	68,390

		70,322

Total preferred stocks (Cost $38,723)		70,322

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 14.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.12%, dated 6/30/17, due 7/3/17, maturity value $1,988,150 (Cost $1,988,130)(6)	$1,988,130	$1,988,130

Total investments - 99.5% (Cost $10,746,661)		13,684,879

Other assets less liabilities - 0.5%		75,459

Total net assets - 100.0%(7)		$13,760,338

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (D) in Notes to Form N-Q.
(3)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $117, or less than 0.1% of total net assets.

(4)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $117, or less than 0.1% of total net assets.

(5)	Non-voting shares.
(6)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	1.000%	2/15/2046	$16
U.S. Treasury Note	2.000%	11/15/2026	324,761
U.S. Treasury Bond	2.250%	8/15/2046	62
U.S. Treasury Bond	2.500%	1/15/2029	276,997
U.S. Treasury Bond	2.500%	2/15/2046	2,334
U.S. Treasury Bond	2.500%	5/15/2046	225
U.S. Treasury Bond	3.000%	11/15/2044	65,176
U.S. Treasury Bond	3.000%	5/15/2045	6,349
U.S. Treasury Bond	3.375%	5/15/2044	142,918
U.S. Treasury Bond	3.625%	2/15/2044	278,954
U.S. Treasury Bond	3.750%	11/15/2043	726,738
U.S. Treasury Bond	3.875%	4/15/2029	203,365

			$2,027,895

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION - June 30, 2017

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$1,468,214	10.7%
Consumer Staples	1,075,388	7.9
Energy	353,381	2.6
Financials	3,275,233	23.9
Health Care	728,933	5.3
Industrials	2,170,383	15.9
Information Technology	2,241,208	16.4
Materials	32,149	0.2
Telecommunication Services	351,860	2.6
Short-term investments	1,988,130	14.5

Total investments	$13,684,879	100.0%

TRADING CURRENCIES - June 30, 2017

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$2,532,466	18.5%
Canadian dollar	233,935	1.7
Danish krone	630,666	4.6
Euro	1,454,907	10.6
Indian rupee	208,842	1.5
Japanese yen	530,572	3.9
Korean won	828,548	6.1
Norwegian krone	145,240	1.1
Swiss franc	2,370,110	17.3
U.S. dollar	4,749,593	34.7

Total investments	$13,684,879	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - June 30, 2017

(Unaudited)

Dollar values in thousands

Counterparty	Contract Settlement Date	Contract Amount				Unrealized Depreciation
		Deliver		Receive
State Street Bank and Trust Company	11/15/2017	CNH	3,342,874	USD	477,208	$(11,279)
State Street Bank and Trust Company	8/1/2017	JPY	28,197,980	USD	249,858	(1,131)

						$(12,410)

CNH - Chinese yuan renminbi offshore

JPY - Japanese yen

USD - U.S. dollar

ARTISAN MID CAP FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.7%

CONSUMER DISCRETIONARY - 17.9%
Auto Components - 2.0%
Delphi Automotive plc	1,666,666	$146,083

Distributors - 4.1%
LKQ Corp. (1)	9,006,723	296,771

Hotels, Restaurants & Leisure - 2.2%
Aramark	2,825,429	115,786
Chipotle Mexican Grill, Inc. (1)	99,629	41,456

		157,242
Household Durables - 2.0%
Newell Brands, Inc.	2,770,717	148,566

Internet & Direct Marketing Retail - 3.4%
Ctrip.com International Ltd. (DR) (1)(2)	1,848,282	99,549
Expedia, Inc.	755,478	112,528
Zalando SE (1)(2)	747,979	34,181

		246,258
Media - 1.4%
CBS Corp., Class B (3)	1,550,722	98,905

Specialty Retail - 2.8%
Advance Auto Parts, Inc.	560,025	65,294
Ulta Beauty, Inc. (1)	485,934	139,628

		204,922

CONSUMER STAPLES - 3.4%
Beverages - 3.0%
Monster Beverage Corp. (1)	2,624,276	130,374
Treasury Wine Estates Ltd. (2)	8,819,752	89,210

		219,584
Food Products - 0.4%
Blue Buffalo Pet Products, Inc. (1)	1,422,592	32,449

ENERGY - 4.0%
Energy Equipment & Services - 0.7%
Helmerich & Payne, Inc.	1,027,698	55,845

Oil, Gas & Consumable Fuels - 3.3%
Concho Resources, Inc. (1)	1,248,382	151,716
Diamondback Energy, Inc. (1)	971,634	86,291

		238,007

FINANCIALS - 12.8%
Banks - 2.9%
First Republic Bank	1,093,503	109,460
SVB Financial Group (1)	555,493	97,650

		207,110

ARTISAN MID CAP FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

Capital Markets - 8.9%
CBOE Holdings, Inc.	861,235	78,717
Intercontinental Exchange, Inc.	1,104,459	72,806
Northern Trust Corp.	1,249,615	121,475
S&P Global, Inc.	1,979,398	288,972
TD Ameritrade Holding Corp.	2,051,383	88,189

		650,159

Insurance - 1.0%
Progressive Corp.	1,638,819	72,255

HEALTH CARE - 19.7%
Biotechnology - 4.5%
Genmab AS (1)(2)	271,992	58,030
Regeneron Pharmaceuticals, Inc. (1)	527,154	258,907
Seattle Genetics, Inc. (1)	155,854	8,064

		325,001

Health Care Equipment & Supplies - 8.1%
Becton Dickinson & Co.	836,011	163,114
Boston Scientific Corp. (1)	9,297,001	257,713
DexCom, Inc. (1)	1,296,435	94,834
Edwards Lifesciences Corp. (1)	615,382	72,763

		588,424

Health Care Providers & Services - 4.4%
Cigna Corp.	1,234,618	206,662
Envision Healthcare Corp. (1)	1,774,752	111,224

		317,886

Health Care Technology - 2.7%
athenahealth, Inc. (1)	255,727	35,942
Veeva Systems, Inc., Class A (1)	2,663,562	163,303

		199,245

INDUSTRIALS - 17.6%
Aerospace & Defense - 0.9%
BWX Technologies, Inc.	1,354,291	66,022

Building Products - 2.6%
AO Smith Corp.	735,619	41,437
Fortune Brands Home & Security, Inc.	2,287,202	149,217

		190,654

Commercial Services & Supplies - 3.4%
Cintas Corp.	687,788	86,689
Waste Connections, Inc.	2,515,559	162,052

		248,741

Electrical Equipment - 1.2%
Acuity Brands, Inc.	421,050	85,591

Industrial Conglomerates - 1.6%
Roper Technologies, Inc.	509,297	117,918

Machinery - 2.6%
Middleby Corp. (1)	645,784	78,469

ARTISAN MID CAP FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

Wabtec Corp.	1,179,024	107,881

		186,350

Professional Services - 5.3%
IHS Markit Ltd. (1)	8,658,668	381,328

INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 2.6%
Harris Corp.	833,186	90,884
Motorola Solutions, Inc.	1,116,050	96,806

		187,690

IT Services - 8.9%
Fidelity National Information Services, Inc.	1,419,790	121,250
Gartner, Inc. (1)	919,475	113,564
Global Payments, Inc.	3,352,640	302,811
Vantiv, Inc., Class A (1)	1,682,965	106,599

		644,224

Semiconductors & Semiconductor Equipment - 0.5%
Maxim Integrated Products, Inc.	766,092	34,397

Software - 8.4%
Activision Blizzard, Inc.	1,287,565	74,125
Atlassian Corp. plc, Class A (1)	2,523,032	88,760
Electronic Arts, Inc. (1)	712,748	75,352
Guidewire Software, Inc. (1)	1,997,744	137,265
Proofpoint, Inc. (1)	1,012,006	87,873
PTC, Inc. (1)	935,513	51,565
Tableau Software, Inc., Class A (1)	668,329	40,949
Workday, Inc., Class A (1)	601,879	58,382

		614,271

MATERIALS - 1.9%
Chemicals - 1.4%
Albemarle Corp.	329,585	34,784
RPM International, Inc.	1,273,173	69,452

		104,236

Containers & Packaging - 0.5%
Sealed Air Corp.	712,026	31,870

Total common stocks (Cost $5,136,466)		7,098,004

ARTISAN MID CAP FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.12%, dated 6/30/17, due 7/3/17, maturity value $192,415 (Cost $192,413)(4)	$192,413	$192,413

Total investments - 100.3% (Cost $5,328,879)		7,290,417

Other assets less liabilities - (0.3)%		(25,240)

Total net assets - 100.0%(5)		$7,265,177

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Ctrip.com International Ltd. (DR)	China	U.S. dollar
Genmab AS	Denmark	Danish krone
Treasury Wine Estates Ltd.	Australia	Australian dollar
Zalando SE	Germany	Euro

(3)	Non-voting shares.
(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.000%	11/15/2044	$196,262

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN MID CAP FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

TRADING CURRENCIES - June 30, 2017

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$89,210	1.2%
Danish krone	58,030	0.8
Euro	34,181	0.5
U.S. dollar	7,108,996	97.5

Total investments	$7,290,417	100.0%

ARTISAN MID CAP VALUE FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 91.1%

CONSUMER DISCRETIONARY - 16.6%
Auto Components - 1.9%
Gentex Corp.	4,167,794	$79,063
Diversified Consumer Services - 1.6%
H&R Block, Inc.	2,174,187	67,204
Internet & Direct Marketing Retail - 5.4%
Liberty Expedia Holdings, Inc., Class A (1)	803,279	43,393
Liberty Interactive Corp. QVC Group, Class A (1)	4,535,821	111,309
Liberty Ventures, Series A (1)	1,421,447	74,328

		229,030
Media - 5.1%
News Corp., Class A (2)	5,595,664	76,660
Omnicom Group, Inc.	1,008,769	83,627
TEGNA, Inc.	3,706,428	53,410

		213,697
Specialty Retail - 2.6%
AutoNation, Inc. (1)	2,650,991	111,766
ENERGY - 12.4%
Oil, Gas & Consumable Fuels - 12.4%
Apache Corp.	1,746,027	83,687
Cimarex Energy Co.	685,847	64,476
Devon Energy Corp.	3,549,689	113,484
Hess Corp.	2,353,851	103,263
Tesoro Corp.	902,594	84,483
World Fuel Services Corp.	1,945,486	74,804

		524,197
FINANCIALS - 23.0%
Banks - 4.5%
Fifth Third Bancorp	3,858,024	100,154
M&T Bank Corp.	572,607	92,734

		192,888
Capital Markets - 1.4%
Intercontinental Exchange, Inc.	907,009	59,790
Insurance - 16.0%
Alleghany Corp. (1)	212,687	126,506
Allied World Assurance Co. Holdings AG	1,577,261	83,437
Allstate Corp.	848,373	75,030
Aon plc	642,725	85,450
Arch Capital Group Ltd. (1)	1,059,294	98,822
Loews Corp.	1,287,982	60,291
Progressive Corp.	994,214	43,835
Torchmark Corp.	1,343,359	102,767

		676,138

ARTISAN MID CAP VALUE FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

Mortgage Real Estate Investment Trusts (REITs) - 1.1%
AGNC Investment Corp.	2,137,686	45,511

HEALTH CARE - 2.2%
Health Care Providers & Services - 2.2%
AmerisourceBergen Corp.	983,176	92,940

INDUSTRIALS - 12.5%
Aerospace & Defense - 1.7%
Rockwell Collins, Inc.	668,617	70,258
Construction & Engineering - 3.4%
Fluor Corp.	1,645,034	75,310
Jacobs Engineering Group, Inc.	1,249,144	67,941

		143,251
Electrical Equipment - 0.1%
Hubbell, Inc.	51,461	5,824
Marine - 1.8%
Kirby Corp. (1)	1,116,466	74,636
Road & Rail - 1.9%
Ryder System, Inc.	1,097,047	78,965
Trading Companies & Distributors - 3.6%
Air Lease Corp.	4,131,301	154,345
INFORMATION TECHNOLOGY - 13.0%
Electronic Equipment, Instruments & Components - 6.0%
Arrow Electronics, Inc. (1)	1,535,005	120,375
Avnet, Inc.	2,297,301	89,319
FLIR Systems, Inc.	1,333,830	46,231

		255,925
Internet Software & Services - 3.9%
Cars.com, Inc. (1)	2,871,892	76,479
IAC/InterActiveCorp (1)	870,316	89,851

		166,330
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	1,115,393	86,777
Software - 1.0%
Synopsys, Inc. (1)	591,340	43,126
MATERIALS - 8.0%
Chemicals - 4.4%
Agrium, Inc. (3)	627,447	56,778
Celanese Corp., Series A	1,386,861	131,668

		188,446

ARTISAN MID CAP VALUE FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

Metals & Mining - 3.6%
Goldcorp, Inc. (3)	6,266,989	80,907
Kinross Gold Corp. (1)(3)	17,192,600	69,974

		150,881
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Equity Commonwealth (1)	2,134,806	67,460
UTILITIES - 1.8%
Multi-Utilities - 1.8% SCANA Corp.	1,141,814	76,513

Total common stocks (Cost $2,553,812)		3,854,961
	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.12%, dated 6/30/17, due 7/3/17, maturity value $367,269 (Cost $367,265) (4)	$367,265	$367,265

Total investments - 99.8% (Cost $2,921,077)		4,222,226

Other assets less liabilities - 0.2%		10,071

Total net assets - 100.0%(5)		$4,232,297

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Agrium, Inc.	Canada	U.S. dollar
Goldcorp, Inc.	Canada	U.S. dollar
Kinross Gold Corp.	Canada	U.S. dollar

(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.125%	8/15/2044	$255,243
U.S. Treasury Bond	3.375%	5/15/2044	119,372

			$374,615

(5)	Percentages for the various classifications relate to total net assets.

ARTISAN MID CAP VALUE FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN SMALL CAP FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.5%

CONSUMER DISCRETIONARY - 11.1%
Auto Components - 2.7%
Visteon Corp. (1)	333,605	$34,048

Distributors - 2.0%
LKQ Corp. (1)	742,169	24,454

Diversified Consumer Services - 2.0%
Bright Horizons Family Solutions, Inc. (1)	320,835	24,772

Multiline Retail - 2.1%
Ollie’s Bargain Outlet Holdings, Inc. (1)	628,252	26,764

Specialty Retail - 2.0%
Burlington Stores, Inc. (1)	273,314	25,142

Textiles, Apparel & Luxury Goods - 0.3%
Canada Goose Holdings, Inc. (1)(2)	190,029	3,753

CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 0.7%
PriceSmart, Inc.	104,406	9,146

Food Products - 0.6%
Blue Buffalo Pet Products, Inc. (1)	319,095	7,278

ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Antero Midstream GP L.P. (1)	320,686	7,049
RSP Permian, Inc. (1)	441,217	14,238

		21,287

FINANCIALS - 6.4%
Banks - 3.4%
SVB Financial Group (1)	127,042	22,333
Webster Financial Corp.	394,962	20,625

		42,958

Capital Markets - 3.0%
CBOE Holdings, Inc.	288,160	26,338
Virtu Financial, Inc., Class A	618,172	10,910

		37,248

HEALTH CARE - 17.6%
Biotechnology - 2.0%
DBV Technologies S.A. (DR) (1)(2)	261,378	9,334
Halozyme Therapeutics, Inc. (1)	567,323	7,273
Neurocrine Biosciences, Inc. (1)	197,965	9,106

		25,713

Health Care Equipment & Supplies - 8.2%
DexCom, Inc. (1)	619,857	45,343

ARTISAN SMALL CAP FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

GenMark Diagnostics, Inc. (1)	1,279,977	15,142
Glaukos Corp. (1)	192,275	7,974
Integra LifeSciences Holdings Corp. (1)	195,710	10,668
Nevro Corp. (1)	217,522	16,190
Penumbra, Inc. (1)	81,145	7,120

		102,437

Health Care Providers & Services - 1.9%
Envision Healthcare Corp. (1)	211,834	13,276
HealthEquity, Inc. (1)	222,403	11,082

		24,358

Health Care Technology - 4.5%
athenahealth, Inc. (1)	74,294	10,442
Veeva Systems, Inc., Class A (1)	754,734	46,273

		56,715

Life Sciences Tools & Services - 1.0%
NeoGenomics, Inc. (1)	1,340,949	12,015

INDUSTRIALS - 23.3%
Aerospace & Defense - 9.0%
Axon Enterprise, Inc. (1)	762,784	19,176
BWX Technologies, Inc.	778,713	37,962
Cubic Corp.	113,389	5,250
HEICO Corp.	169,646	12,187
Teledyne Technologies, Inc. (1)	299,651	38,251

		112,826

Building Products - 1.5%
Masonite International Corp. (1)	254,971	19,250

Commercial Services & Supplies - 0.5%
Brady Corp., Class A (3)	186,068	6,308

Electrical Equipment - 3.5%
Acuity Brands, Inc.	215,391	43,785

Machinery - 8.0%
Donaldson Co., Inc.	649,098	29,560
IDEX Corp.	256,595	28,998
John Bean Technologies Corp.	424,054	41,557

		100,115

Trading Companies & Distributors - 0.8%
MRC Global, Inc. (1)	616,947	10,192

INFORMATION TECHNOLOGY - 33.1%
Electronic Equipment, Instruments & Components - 3.4%
Cognex Corp.	468,119	39,743
Novanta, Inc. (1)	70,038	2,522

		42,265

Internet Software & Services - 7.5%
Benefitfocus, Inc. (1)	554,151	20,143
CoStar Group, Inc. (1)	95,219	25,100
Match Group, Inc. (1)	398,528	6,926

ARTISAN SMALL CAP FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

Pandora Media, Inc. (1)	1,082,111	9,653
Q2 Holdings, Inc. (1)	892,198	32,967

		94,789

Software - 22.2%
ACI Worldwide, Inc. (1)	891,929	19,952
Atlassian Corp. plc, Class A (1)	661,841	23,283
Blackbaud, Inc.	104,509	8,962
Ellie Mae, Inc. (1)	241,988	26,597
Guidewire Software, Inc. (1)	588,913	40,464
HubSpot, Inc. (1)	162,063	10,656
Paylocity Holding Corp. (1)	385,687	17,425
Proofpoint, Inc. (1)	477,002	41,418
Take-Two Interactive Software, Inc. (1)	382,608	28,076
Tyler Technologies, Inc. (1)	142,083	24,960
Ultimate Software Group, Inc. (1)	149,209	31,343
Zynga, Inc., Class A (1)	1,680,514	6,117

		279,253

Total common stocks (Cost $713,552)		1,186,871

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.12%, dated 6/30/17, due 7/3/17, maturity value $66,628 (Cost $66,627)(4)	$66,627	$66,627

Total investments - 99.8% (Cost $780,179)		1,253,498

Other assets less liabilities - 0.2%		2,030

Total net assets - 100.0%(5)		$1,255,528

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Canada Goose Holdings, Inc.	Canada	U.S. dollar
DBV Technologies S.A. (DR)	France	U.S. dollar

(3)	Non-voting shares.
(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.000%	11/15/2044	$67,964

ARTISAN SMALL CAP FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN THEMATIC FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 99.2%

CONSUMER DISCRETIONARY - 14.5%
Internet & Direct Marketing Retail - 5.1%
Liberty Ventures, Series A (1)	12,056	$631
Media - 6.9%
Cable One, Inc.	573	407
Comcast Corp., Class A	11,379	443

		850

Textiles, Apparel & Luxury Goods - 2.5%
Adidas AG (2)	1,578	302

CONSUMER STAPLES - 7.2%
Food Products - 7.2%
Lamb Weston Holdings, Inc.	20,124	886

FINANCIALS - 5.8%
Capital Markets - 5.8%
CBOE Holdings, Inc.	3,741	342
CME Group, Inc.	2,970	372

		714
INDUSTRIALS - 16.3%
Aerospace & Defense - 12.8%
General Dynamics Corp.	1,485	294
Northrop Grumman Corp.	2,897	744
Raytheon Co.	3,331	538

		1,576

Machinery - 3.5%
Xylem, Inc.	7,918	439

INFORMATION TECHNOLOGY - 48.3%
Communications Equipment - 2.0%
Harris Corp.	2,254	246

Internet Software & Services - 9.8%
Facebook, Inc., Class A (1)	2,746	415
NetEase, Inc. (DR) (2)(3)	813	244
Tencent Holdings Ltd. (2)	15,200	544

		1,203

IT Services - 7.9%
Gartner, Inc. (1)	2,055	254
MasterCard, Inc., Class A	1,969	239
Visa, Inc., Class A	5,134	481

		974

Software - 28.6%
CDK Global, Inc.	20,435	1,268
Fair Isaac Corp.	2,527	352
Nintendo Co., Ltd. (2)	1,400	469
salesforce.com, Inc. (1)	9,557	828

ARTISAN THEMATIC FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

ServiceNow, Inc. (1)	4,633	491
Take-Two Interactive Software, Inc. (1)	1,674	123

		3,531

MATERIALS - 7.1%
Construction Materials - 7.1%
Martin Marietta Materials, Inc.	1,309	291
Vulcan Materials Co.	4,638	588

		879
Total common stocks (Cost $11,877)		12,231

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.12%, dated 6/30/17, due 7/3/17, maturity value $272 (Cost $272)(4)	$272	$272

Total investments excluding options - 101.4% (Cost $12,149)		12,503

Total purchased options – 0.2% (Cost $27)		29

Total investments excluding written options - 101.6% (Cost $12,176)		12,532

Total written options – (0.0)% † (Premiums Received $13)		(12)

Total investments - 101.6% (Cost $12,163)		12,520

Other assets less liabilities - (1.6)%		(193)

Total net assets - 100.0%(5)		$12,327

†	Amount rounds to less than (0.1)%.
(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Adidas AG	Germany	Euro
NetEase, Inc. (DR)	China	U.S. dollar
Nintendo Co., Ltd.	Japan	Japanese yen
Tencent Holdings Ltd.	China	Hong Kong dollar

(3)	At June 30, 2017, all or a portion of this security was pledged to cover collateral requirements for options.

ARTISAN THEMATIC FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.000%	11/15/2044	$281

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

TRADING CURRENCIES - June 30, 2017 (Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Euro	$303	2.4%
Hong Kong dollar	544	4.3
Japanese yen	469	3.8
U.S. dollar	11,216	89.5

Total investments	$12,532	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - June 30, 2017 (Unaudited)

Dollar values in thousands

Counterparty	Contract Settlement Date	Contract Amount				Unrealized Appreciation/ (Depreciation)
		Deliver		Receive
State Street Bank and Trust Company	7/24/2017	USD	130	EUR	116	$2
State Street Bank and Trust Company	7/24/2017	USD	87	EUR	78	2
State Street Bank and Trust Company	8/21/2017	JPY	6,828	USD	62	1
State Street Bank and Trust Company	8/21/2017	JPY	17,513	USD	157	1
State Street Bank and Trust Company	8/21/2017	JPY	9,777	USD	88	1
State Street Bank and Trust Company	8/21/2017	JPY	6,204	USD	56	1
State Street Bank and Trust Company	8/21/2017	JPY	11,101	USD	99	— (1)
State Street Bank and Trust Company	7/24/2017	EUR	34	USD	38	(1)
State Street Bank and Trust Company	7/24/2017	EUR	52	USD	58	(2)
State Street Bank and Trust Company	7/24/2017	EUR	48	USD	52	(2)
State Street Bank and Trust Company	7/24/2017	EUR	100	USD	110	(4)
State Street Bank and Trust Company	7/24/2017	EUR	208	USD	227	(11)

						$(12)

(1)	Amount rounds to less than $1.

EUR - Euro currency

JPY - Japanese yen

USD - U.S. dollar

ARTISAN THEMATIC FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

PURCHASED OPTION CONTRACTS - June 30, 2017 (Unaudited)

Dollar values in thousands

Counterparty	Description	Exercise Price	Expiration Date	Number of Contracts	Market Value		Premiums Paid by Fund		Unrealized Appreciation/ (Depreciation)
Calls
Morgan Stanley & Co., Inc.	CDK Global, Inc.	$65.00	8/18/2017	60	$6		$6		$—	(1)
Morgan Stanley & Co., Inc.	SPDR S&P 500 ETF Trust	$251.00	7/21/2017	40	—	(1)	—	(1)	—	(1)

Total calls					$6		$6		$—	(1)

Puts
Morgan Stanley & Co., Inc.	PowerShares QQQ Trust, Series 1	$135.00	9/15/2017	73	$23		$21		$2

Total puts					$23		$21		$2

Total purchased option contracts					$29		$27		$2

(1)	Amount rounds to less than $1.

WRITTEN OPTION CONTRACTS - June 30, 2017 (Unaudited)

Dollar values in thousands

Counterparty	Description	Exercise Price	Expiration Date	Number of Contracts	Market Value	Premiums Received by Fund	Unrealized Appreciation/ (Depreciation)
Calls
Morgan Stanley & Co., Inc.	NetEase, Inc.	$335.00	7/21/2017	(12)	$(2)	$(4)	$2

Total calls					$(2)	$(4)	$2

Puts
Morgan Stanley & Co., Inc.	PowerShares QQQ Trust, Series 1	$127.00	9/15/2017	(73)	$(10)	$(9)	$(1)

Total puts					$(10)	$(9)	$(1)

Total written option contracts					$(12)	$(13)	$1

ARTISAN VALUE FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 91.2%
CONSUMER DISCRETIONARY - 15.2%

Auto Components - 3.3%
Cie Generale des Etablissements Michelin (1)	160,929	$21,395

Internet & Direct Marketing Retail - 6.0%
Liberty Expedia Holdings, Inc., Class A (2)	138,199	7,465
Liberty Interactive Corp. QVC Group, Class A (2)	763,446	18,735
Liberty Ventures, Series A (2)	247,305	12,932

		39,132

Media - 3.8%
CBS Corp., Class B (3)	200,232	12,771
News Corp., Class A (3)	838,937	11,493

		24,264

Specialty Retail - 2.1%
AutoNation, Inc. (2)	323,586	13,643

ENERGY - 13.2%
Oil, Gas & Consumable Fuels - 13.2%
Apache Corp.	265,862	12,743
Devon Energy Corp.	710,912	22,728
EOG Resources, Inc.	132,419	11,986
Hess Corp.	442,035	19,392
Occidental Petroleum Corp.	311,627	18,657

		85,506

FINANCIALS - 19.0%
Banks - 6.1%
Citigroup, Inc.	407,609	27,261
Wells Fargo & Co.	223,722	12,396

		39,657

Capital Markets - 2.4%
Goldman Sachs Group, Inc.	69,910	15,513

Diversified Financial Services - 3.9%
Berkshire Hathaway, Inc., Class B (2)	148,785	25,200

Insurance - 5.1%
Alleghany Corp. (2)	27,216	16,188
Chubb Ltd.	115,050	16,726

		32,914

Mortgage Real Estate Investment Trusts (REITs) - 1.5%
AGNC Investment Corp.	461,126	9,818

HEALTH CARE - 7.9%

Health Care Equipment & Supplies - 2.2%
Medtronic plc	161,953	14,373

Health Care Providers & Services - 4.2%
Cardinal Health, Inc.	175,931	13,709

ARTISAN VALUE FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

Express Scripts Holding Co. (2)	215,603	13,764

		27,473

Pharmaceuticals - 1.5%
Allergan plc	38,613	9,386

INDUSTRIALS - 5.4%
Construction & Engineering - 1.2%
Jacobs Engineering Group, Inc.	139,557	7,590

Trading Companies & Distributors - 4.2%
Air Lease Corp.	720,816	26,930

INFORMATION TECHNOLOGY - 15.4%
Electronic Equipment, Instruments & Components - 2.4%
Arrow Electronics, Inc. (2)	78,456	6,153
Avnet, Inc.	239,001	9,292

		15,445

Internet Software & Services - 3.7%
Alphabet, Inc., Class C (2)(3)	26,256	23,860

IT Services - 2.5%
Cognizant Technology Solutions Corp., Class A	241,774	16,054

Semiconductors & Semiconductor Equipment - 1.4%
QUALCOMM, Inc.	165,145	9,119

Software - 2.0%
Oracle Corp.	264,248	13,249

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	153,471	22,103

MATERIALS - 15.1%
Chemicals - 9.5%
Agrium, Inc. (1)	215,716	19,520
Celanese Corp., Series A	171,800	16,310
LyondellBasell Industries N.V., Class A	306,338	25,852

		61,682

Metals & Mining - 5.6%
Goldcorp, Inc. (1)	1,592,074	20,554
Kinross Gold Corp. (1)(2)	3,797,814	15,457

		36,011

Total common stocks (Cost $446,555)		590,317
PREFERRED STOCKS - 2.5%
INFORMATION TECHNOLOGY - 2.5%
Technology Hardware, Storage & Peripherals - 2.5%
Samsung Electronics Co., Ltd. (1)(3)	9,974	16,232

ARTISAN VALUE FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

Total preferred stocks (Cost $5,956)	16,232

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.12%, dated 6/30/17, due 7/3/17, maturity value $22,846 (Cost $22,846)(4)	$22,846	$22,846

Total investments - 97.2% (Cost $475,357)		629,395

Other assets less liabilities - 2.8%		18,261

Total net assets - 100.0%(5)		$647,656

(1)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Agrium, Inc.	Canada	U.S. dollar
Cie Generale des Etablissements Michelin	France	Euro
Goldcorp, Inc.	Canada	U.S. dollar
Kinross Gold Corp.	Canada	U.S. dollar
Samsung Electronics Co., Ltd.	Korea	Korean won

(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.375%	5/15/2044	$23,306

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN VALUE FUND

Schedule of Investments - June 30, 2017

(Unaudited)

Dollar values in thousands

TRADING CURRENCIES - June 30, 2017

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Euro	$21,395	3.4%
Korean won	16,232	2.6
U.S. dollar	591,768	94.0

Total investments	$629,395	100.0%

ARTISAN PARTNERS FUNDS, INC.

Notes to Form N-Q - June 30, 2017 (Unaudited)

As of June 30, 2017, Artisan Partners Funds, Inc. (“Artisan Partners Funds”) is a series company comprised of fourteen open-end, diversified mutual funds and one open-end, non-diversified mutual fund which follows specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Artisan Global Discovery Fund commenced operations on August 21, 2017 and did not have any holdings as of June 30, 2017.

(A) Valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining each Fund’s NAV for financial reporting purposes, each equity security traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Exchange traded option contracts were valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange.

Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Securities or other assets for which market quotations were not readily available were valued by the Fund’s valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors of the Funds. A market quotation was considered to be not readily available, and a Fund therefore used fair value pricing, if, among other things, there were no quotations, pricing data was not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event could include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, exchange traded funds or other financial instruments in the U.S. or other markets. The Funds monitored for subsequent events using several tools. In fair valuing non-U.S. equity securities, the Funds have used adjustment factors provided by a third party research service when there were subsequent events or expected or unexpected market closures. The third party research service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by the Funds as described above could differ in the future from the value realized on the sale of those securities or assets and the differences could be material to the NAV of the applicable Fund.

Securities and other assets and liabilities denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation.

(B) Repurchase agreements:

Each Fund may enter into repurchase agreements with institutions that the Artisan Partners Limited Partnership determines are creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at repurchase price plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and, in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Notes to Form N-Q - (continued)

(C) Fair Value Measurements:

Under United States generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. where the applicable trading market was closed or whose value the Fund adjusted as a result of significant market movements following the close of local trading)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques and fair value leveling applied to the Funds’ major classes of assets are as follows:

Bank Loans & Corporate Bonds – Evaluated prices obtained from pricing vendors may use various observable and unobservable inputs, including, but not limited to, recent trading activity, broker-dealers quotations, pricing formulas, estimates of market values obtained from yield data relating to investments with similar characteristics and/or discounted cash flow models that might be applicable. When the approved pricing vendors do not provide an evaluated price, or the provided price is determined by the valuation committee to not represent a fair value, securities may be valued using quotes from dealers that make markets in the securities or pricing models as approved by the valuation committee, or the valuation committee will determine a fair value in accordance with the Funds’ fair value procedures. Bank loans and corporate bonds are generally categorized as Level 2 of the fair value hierarchy unless key inputs are unobservable, in which case they would be categorized as Level 3.

Equity Securities – Exchange-traded equity securities are valued using the closing price on the principal exchange in which the security trades. Absent a current closing price, the securities are valued using the closing price from another exchange on which the security is traded or the most recent bid quotation on the principal exchange. If the valuation committee determines the resulting price does not represent a fair value, the valuation committee will determine a fair value based on the information available.

Foreign equity securities prices may be adjusted for significant events such as company-specific news, regional events or significant market movement subsequent to the close of the local exchange on which the security is traded. The Funds utilize a third party research service to assist in determining fair values of foreign equity securities. Equity securities valued at a current day closing price or bid quotation are generally categorized as Level 1 of the fair value hierarchy. Foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2. Equity securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

Repurchase Agreements – Repurchase agreements are valued at cost plus accrued interest. Repurchase agreements are generally categorized as Level 2.

Equity-Linked Securities – Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security. Equity-linked securities are generally categorized as Level 2.

Options – Exchange traded option contracts are valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Absent a current mid price or if the valuation committee determines that the resulting price does not represent a fair value, the valuation committee will determine a fair value based on the information available. Exchange traded option contracts are generally categorized as Level 1. Exchange traded option contracts fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

Foreign Currency Forward Contracts – Foreign currency forward contracts are valued based upon forward currency exchange rates as of the close of regular session trading on the NYSE. Foreign currency forward contracts are generally categorized as Level 2.

Notes to Form N-Q - (continued)

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of June 30, 2017 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Developing World
Common Stocks(1)
Developed Markets	$338,215	$—	$—		$338,215
Emerging Asia	443,674	62,983	—		506,657
Europe, Middle East & Africa	147,915	29,411	—		177,326
Latin America	261,409	—	—		261,409
Equity-Linked Securities(1)
Europe, Middle East & Africa	—	6,153	—		6,153
Repurchase Agreement	—	110,044	—		110,044
Total Investments	$1,191,213	$208,591	$—		$1,399,804
Emerging Markets
Common Stocks(1)
Developed Markets	$3,303	$—	$—		$3,303
Emerging Asia	20,406	2,201	—	(3)	22,607
Europe, Middle East & Africa	7,663	—	—		7,663
Latin America	6,985	—	—		6,985
Preferred Stocks(1)
Emerging Asia	3,297	—	—		3,297
Europe, Middle East & Africa	771	—	—		771
Latin America	1,422	—	—		1,422
Repurchase Agreement	—	1,041	—		1,041
Total Investments	$43,847	$3,242	$—	(3)	$47,089
Global Equity
Common Stocks(1)
Americas	$154,914	$—	$—		$154,914
Emerging Markets	33,673	—	—		33,673
Europe	73,168	—	—		73,168
Pacific Basin	8,092	—	—		8,092
Equity-Linked Securities(1)
Europe	—	1,614	—		1,614
Repurchase Agreement	—	2,006	—		2,006
Total Investments	$269,847	$3,620	$—		$273,467
Global Opportunities
Common Stocks(1)
Americas	$1,296,861	$—	$—		$1,296,861
Emerging Markets	160,533	—	—		160,533
Europe	408,008	—	—		408,008
Pacific Basin	389,027	—	—		389,027
Repurchase Agreement	—	159,266	—		159,266

Notes to Form N-Q - (continued)

Total Investments	2,254,429	159,266	—		2,413,695
Foreign Currency Forward Contracts(2)	—	(48)	—		(48)
Total	$2,254,429	$159,218	$—		$2,413,647
Global Value
Common Stocks(1)
Americas	$1,342,556	$—	$—		$1,342,556
Emerging Markets	334,654	—	—		334,654
Europe	830,858	24	—		830,882
Pacific Basin	14,535	—	—		14,535
Preferred Stocks(1)
Emerging Markets	98	—	—		98
Repurchase Agreement	—	345,003	—		345,003
Total Investments	2,522,701	345,027	—		2,867,728
Foreign Currency Forward Contracts(2)	—	(1,817)	—		(1,817)
Total	$2,522,701	$343,210	$—		$2,865,911
High Income
Corporate Bonds(1)	$—	$1,660,165	$—		$1,660,165
Bank Loans(1)	—	516,957	—		516,957
Common Stocks(1)	6,488	—	—		6,488
Preferred Stocks(1)	—	—	5,975		5,975
Corporate Bonds Escrow(1)	—	—	—	(4)	— (4)
Repurchase Agreement	—	133,006	—		133,006
Total Investments	$6,488	$2,310,128	$5,975		$2,322,591
International
Common Stocks(1)
Americas	$2,615,856	$—	$—		$2,615,856
Emerging Markets	1,650,574	89,384	—		1,739,958
Europe	6,683,621	—	—		6,683,621
Pacific Basin	1,616,765	—	—		1,616,765
Equity-Linked Securities(1)
Europe	—	450,419	—		450,419
Preferred Stocks(1)
Europe	205,156	—	—		205,156
Repurchase Agreement	—	463,991	—		463,991
Total Investments	$12,771,972	$1,003,794	$—		$13,775,766
International Small Cap
Common Stocks(1)
Americas	$22,484	$—	$—		$22,484
Emerging Markets	56,611	—	—		56,611
Europe	422,044	—	—		422,044
Pacific Basin	32,017	—	—		32,017
Repurchase Agreement	—	24,053	—		24,053
Total Investments	$533,156	$24,053	$—		$557,209
International Value
Common Stocks(1)
Americas	$1,990,431	$—	$—		$1,990,431
Emerging Markets	1,873,831	—	—		1,873,831

Notes to Form N-Q - (continued)

Europe	7,231,476	117	—	7,231,593
Pacific Basin	530,572	—	—	530,572
Preferred Stocks(1)
Emerging Markets	70,322	—	—	70,322
Repurchase Agreement	—	1,988,130	—	1,988,130
Total Investments	11,696,632	1,988,247	—	13,684,879
Foreign Currency Forward Contracts(2)	—	(12,410)	—	(12,410)
Total	$11,696,632	$1,975,837	$—	$13,672,469
Mid Cap
Common Stocks(1)
Americas	$6,817,034	$—	$—	$6,817,034
Emerging Markets	99,549	—	—	99,549
Europe	92,211	—	—	92,211
Pacific Basin	89,210	—	—	89,210
Repurchase Agreement	—	192,413	—	192,413
Total Investments	$7,098,004	$192,413	$—	$7,290,417
Mid Cap Value
Common Stocks(1)	$3,854,961	$—	$—	$3,854,961
Repurchase Agreement	—	367,265	—	367,265
Total Investments	$3,854,961	$367,265	$—	$4,222,226
Small Cap
Common Stocks(1)	$1,186,871	$—	$—	$1,186,871
Repurchase Agreement	—	66,627	—	66,627
Total Investments	$1,186,871	$66,627	$—	$1,253,498
Thematic
Common Stocks(1)	$12,231	$—	$—	$12,231
Repurchase Agreement	—	272	—	272
Purchased Options	29	—	—	29
Written Options	(12)	—	—	(12)
Total Investments	12,248	272	—	12,520
Foreign Currency Forward Contracts(2)	—	(12)	—	(12)
Total	$12,248	$260	$—	$12,508
Value
Common Stocks(1)	$590,317	$—	$—	$590,317
Preferred Stocks(1)	16,232	—	—	16,232
Repurchase Agreement	—	22,846	—	22,846
Total Investments	$606,549	$22,846	$—	$629,395

(1)	See the Fund’s Schedule of Investments for sector or country classifications.
(2)	Foreign currency forward contracts are valued at unrealized appreciation (depreciation).
(3)	Common stock, valued at $0.
(4)	Corporate bonds escrow, valued at $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. At June 30, 2017, the fair value of certain securities was determined based on other observable inputs, such as quoted prices for securities of the same issuer that trade on a different exchange, or were adjusted due to local market holidays, which resulted in their Level 2 classification. There were securities classified as Level 2 at September 30, 2016 due to developments that occurred between the time of the close of foreign markets on which they trade and the close of regular session trading on the NYSE. There were no such developments at June 30, 2017, which resulted in transfers from Level 2 to Level 1. The following table summarizes security transfers from Level 2 to Level 1 for each applicable Fund as of June 30, 2017 (in thousands):

Notes to Form N-Q - (continued)

Transfers from Level 2 to Level 1
Developing World	$467,545
Emerging Markets	26,369
Global Equity	54,211
Global Opportunities	684,145
Global Value	967,590
International	5,715,850
International Small Cap	255,608
International Value	8,527,392
Value	37,627

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at June 30, 2017		Valuation Technique(s)	Unobservable Input(s)	Impact to Fair Value from an Increase in Input
Emerging Markets Fund
Common Stock	$—	(1)	Discounts for illiquidity and uncertainty	Last quote in inactive market less 100% discount	N/A
High Income Fund
Corporate Bonds Escrow	$—	(1)	Discounts for uncertainty of collectability	Last quote in inactive market less 100% discount	N/A
Preferred Stock	$5,975		Market multiples approach(2)	Enterprise Value/Earnings before interest, taxes, depreciation and amortization multiple less 25% discount	Valuation decrease as discount increased

(1)	Includes one or more securities valued at $0.
(2)	During the period, valuation technique was changed from intrinsic value post reorganization to a market multiples approach upon receipt of daily valuation from an approved pricing vendor.

As of June 30, 2017, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	Emerging Markets Fund		High Income Fund
Balance as of September 30, 2016	$—	(1)	$—	(1)
Transfers into Level 3	—		—
Net change in unrealized appreciation (depreciation)	—		(571)
Purchases	—		6,546	(2)
Sales	—		—
Realized Gain/Loss	—		—
Transfers out of Level 3	—		—

Balance as of June 30, 2017	$—	(1)	$5,975	(1)

Net change in unrealized appreciation (depreciation) for investments held as of June 30, 2017	$—		$(571)

(1)	Includes one or more securities valued at $0.
(2)	Includes escrow shares received at cost of $0.

Notes to Form N-Q - (continued)

(D) Transactions in securities of affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the period ended June 30, 2017 (dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940, as amended) during the period ended June 30, 2017.

		As of 9/30/16					As of 6/30/17
Fund	Security	Share Balance	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Dividend Income@	Share Balance	Value
International
	Wirecard AG§	6,298,195	$7,447	$74,238	$(743)	$659	4,944,915	$314,697

	Total#		$7,447	$74,238	$(743)	$659		$—

International Value

	Arch Capital Group Ltd.§	6,462,064	$7,966	$35,543	$3,593	$—	6,147,386	$573,489
	Panalpina Welttransport Holding AG	2,261,132	12,481	2,290	(754)	5,788	2,345,615	329,986
	Stanley Electric Co., Ltd.§	9,167,804	—	104,937	45,231	1,075	5,520,004	166,373
	Vesuvius plc§	28,706,714	—	91,473	(9,548)	1,972	11,320,751	78,221

	Total#		$20,447	$234,243	$38,522	$8,835		$329,986

@	Net of foreign taxes withheld, if any.
#	Total value as of June 30, 2017 is presented for only those issuers that were affiliates as of June 30, 2017.
§	Issuer was no longer an affiliate as of June 30, 2017.

(E) Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of June 30, 2017 was as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Developing World	$1,166,380	$250,379	$(16,955)	$233,424
Emerging Markets	42,387	13,285	(8,583)	4,702
Global Equity	226,374	52,057	(4,964)	47,093
Global Opportunities	1,830,778	605,735	(22,818)	582,917
Global Value	2,387,892	599,638	(119,802)	479,836
High Income	2,274,327	73,434	(25,170)	48,264
International	10,994,770	2,847,150	(66,154)	2,780,996
International Small Cap	465,599	109,350	(17,740)	91,610
International Value	10,865,555	3,493,199	(673,875)	2,819,324
Mid Cap	5,341,659	2,014,183	(65,425)	1,948,758
Mid Cap Value	2,977,468	1,297,744	(52,986)	1,244,758
Small Cap	785,487	477,328	(9,317)	468,011
Thematic	12,180	431	(79)	352
Value	495,499	149,388	(15,492)	133,896

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), are attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	August 28, 2017

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date:	August 28, 2017